THE
                                     GABELLI
                                    WESTWOOD
                                      FUNDS


                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                              MIGHTY MITES(SM) FUND



                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2000

                           THE GABELLI WESTWOOD FUNDS
                           ==========================

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2000

                EQUITY FUND                SMALLCAP EQUITY FUND
                BALANCED FUND              REALTY FUND
                INTERMEDIATE BOND FUND     MIGHTY MITES(SM) FUND



TO OUR SHAREHOLDERS,

       We are pleased to provide the March 31, 2000, semi-annual report for the Gabelli Westwood Funds, including the Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites(SM) Fund.

MARKET COMMENTARY

       The "new economy", which emerged in 1999, continued to be the driving force in the equity market during most of the last six months. Reduced fears of a Y2K disruption, strong earnings reports, and investor enthusiasm for all things technological carried over from the fourth quarter of 1999 into the first quarter of the new millennium. The technology-driven Nasdaq and Russell 2000 indices hit new highs early in 2000, while the "old economy" Dow Jones Industrial Average did not fare as well. Even the Standard &Poor's ("S&P") 500 Index, which has components of both the "old" and the "new" economies, did not perform nearly as well through February of this year. By early March, the out-performance of three Nasdaq sectors (biotech, telecommunications and computer) versus the S&P 500 reached historic levels, attracting tens of billions of dollars into aggressive growth funds.

       The narrow focus of equity performance abruptly reversed toward the end of the first quarter. The rally in technology stocks began to unwind on March 14, and the Nasdaq corrected nearly 10% by quarter end. The disparity in performance between large and small companies narrowed. The S&P 500 gained 10.3% from March 14 to quarter end, while the Russell 2000 lost 12.7%. The Westwood Funds were positioned to benefit from this "return to sanity" in stock valuations.

       The U.S. economy showed few signs of slowing down during the last six months, driven by an expanding manufacturing sector and robust consumer spending. Low unemployment and positive real inflation-adjusted wage growth fueled continued high levels of consumer confidence and spending. To ward off potential inflation, the Federal Reserve Board (the "Fed") maintained its 1999 gradualist approach toward raising short term interest rates, tightening 0.25% in November, in February and again in March. U.S. Treasury interest rates rose over 1% for maturities under two years, while rates on intermediate maturities increased proportionately less. The yield on the 30-year bond, however, declined 0.22%, as bonds rallied


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Performance of service class shares does not reflect the effect of the maximum 4% front end sales charge. (See performance table on page 27.)

after the Treasury announced a plan to reduce the supply of longer dated issues this year as a result of the budget surplus. The rise in short-term rates accompanied by a decline in longer rates resulted in an inverted yield curve by quarter end.

EQUITY FUND

       For the six months ended March 31, 2000, the Equity Fund Retail Class' total return was 13.93% and the Service Class' total return was 13.72%. The Standard & Poor's ("S&P") 500 Index and the Lipper Multi-Cap Value Fund Average had total returns of 17.50% and 5.64%, respectively, over the same six-month period. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. The Retail Class was up 18.22% and the Service Class was up 17.89% over the trailing twelve-month period. The S&P 500 and Lipper Multi-Cap Value Fund Average rose 17.93% and 8.13%, respectively, over the same twelve-month period.

       For the ten-year period ended March 31, 2000, the Retail Class' total return averaged 16.12% annually versus average annual total returns of 18.82% and 13.40% for the S&P 500 and Lipper Multi-Cap Value Fund Average, respectively. Since their respective inception dates of January 2, 1987 and January 28, 1994 through March 31, 2000, the Retail Class had a cumulative total return of 571.16% and the Service Class had a cumulative total return of 192.35%, which equate to average annual total returns of 15.45% and 18.96%, respectively.

       The Fund had been positioned for a renewal of interest in companies whose future growth potential had not been fully priced by the market. The Fund's holdings in consumer cyclicals, energy and healthcare were some of the strongest drivers of performance. We have been selective in the technology sector, the source of several top performers. The Fund also benefited from merger announcements -- evidence of the continuation of the trend toward consolidation to maintain a competitive edge. Some of the top performing stocks were technology holdings Hewlett-Packard and Sterling Software (acquired by Computer Associates), consumer cyclicals Walt Disney and Time Warner (to be purchased by America Online), and healthcare company Pharmacia (the company resulting from Pharmacia & Upjohn's purchase of Monsanto). The Fund's long-term performance record continues to be recognized by financial publications such as Morningstar, which recently featured the fund in an article entitled "Buried Treasurers".

BALANCED FUND

       For the six months ended March 31, 2000, the Balanced Fund Retail Class' total return was 8.63% and the Service Class' total return was 8.53%. A blended composite of 60% of the Standard & Poor's ("S&P") 500 and 40% of the Lehman Brothers Government/Corporate Bond ("LBG/C") and the Lipper Balanced Fund Average had total returns of 10.07% and 10.27%, respectively, over the same six-month period. Each index is an unmanaged indicator of investment performance. The Retail Class was up 11.12% and the Service Class was up 10.78% over the trailing twelve-month period. A blended composite of 60% of the Standard & Poor's ("S&P") 500 and 40% of the Lehman Brothers Government/Corporate Bond ("LBG/C") and the Lipper Balanced Fund Average had total returns of 11.44% and 10.45%, respectively, over the same twelve-month period. Each index is an unmanaged indicator of investor performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category.

       For the five-year period ended March 31, 2000, the Retail Class' total return averaged 17.31% annually and the Service Class' total return averaged 17.04% annually, versus average annual total returns of 18.90% and 15.34% for the blended composite of 60% of the S&P 500 and 40% of the LBG/C Index and the Lipper Balanced Fund Average, respectively. Since their respective inception dates of October 1, 1991 and April 6, 1993 through March 31, 2000, the Retail Class had a cumulative total return of 211.28% and the Service Class had a cumulative total return of 159.00%, which equate to average annual total returns of 14.28% and 14.59%, respectively.

       The Balanced Fund is designed to give an investor exposure to equities but reduce overall risk through investments in short-to-intermediate term fixed income securities. Strategies for the Equity and Intermediate Bond Funds that are discussed in this letter also apply to their respective components in the Balanced Fund.

INTERMEDIATE BOND FUND

       For the six-months ended March 31, 2000, the Intermediate Bond Fund's net asset value rose 2.48%. The Lehman Brothers Government/Corporate Bond ("LBG/C") Index and the Lipper Intermediate Investment Grade Debt Fund Average returned (1.07)% and 1.77%, respectively, over the same six-month period. The Lehman Brothers Government/Corporate Bond Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. The Fund was up 1.25% over the trailing twelve-month period. The LBG/C and the Lipper Intermediate Investment Grade Debt Fund Average rose 1.70% and 1.38%, respectively, over the same twelve-month period.

       For the five-year period ended March 31, 2000, the Fund's total return averaged 6.56% annually versus average annual total returns of 7.13% and 6.55% for the LBG/C Index and the Lipper Intermediate Investment Grade Debt Fund Average, respectively. Since inception on October 1, 1991 through March 31, 2000, the Fund had a cumulative total return of 66.20%, which equates to an average annual total return of 6.15%.

       Several notable reversals occurred in the U.S. bond market between the last quarter of 1999 and the opening quarter of 2000: (1) The yield curve inverted as the Fed raised short-term rates and the Treasury began buying back longer-term bonds; (2) Treasuries moved from under-performing to out-performing corporates and mortgages; (3) Bond market returns shifted from negative to positive territory. These reversals offered opportunities to make adjustments that were beneficial to the Fund in the areas of interest rate sensitivity and sector commitments. The top Fund performers over the six month period were long-maturity Treasuries, corporate notes issued by the World Bank and by Kimco Realty, and asset-backed securities from Ford Motor Credit and General Motors Acceptance Corp.

SMALLCAP EQUITY FUND

       For the six-months ended March 31, 2000, the SmallCap Equity Fund's total return was 32.57%. The Russell 2000 Index and the Lipper Small-Cap Growth Fund Average had total returns of 26.83% and 68.86%, respectively, over the same six-month period. The Russell 2000 Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds in this particular category. The Fund rose 70.34% over the trailing twelve-month period. The Russell 2000 and the Lipper Small-Cap Growth Fund Average rose 37.29% and 93.41%, respectively, over the same twelve-month period. Since inception on April 15, 1997 through March 31, 2000, the Fund had a cumulative total return of 151.22%, which equate to an average annual total return of 36.44%.

       The small cap equity class out-performed the large cap for the six-month period, despite the technology swoon in March. Consumer cyclical and interest sensitive stocks rallied at quarter end when tech and biotech stocks began to wane. The Fund was positioned to benefit from this paradigm shift with an over-weighting in consumer cyclicals. After lagging as a sector toward the close of 1999, energy stocks proved to be the stalwarts of the first quarter, as investors demanded stocks that would benefit from rising oil prices. Some of the Fund's top-performing stocks for the period were Protein Design Labs, Brooks Automation, Cephalon, Credence Systems Corp. and Cytyc Corp. Many small cap stocks are poised to benefit from the renewed interest in market breadth and company earnings. Small cap stocks continue to report positive earnings surprises and valuations remain attractive.

REALTY FUND

       For the six-months ended March 31, 2000, the Realty Fund's net asset value rose 5.57%. The National Association of REITs ("NAREIT") Index and the Lipper Real Estate Fund Average rose 0.44% and 1.32%, respectively, over the same six-month period. The NAREIT Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. The Fund rose 6.81% over the trailing twelve-month period. The NAREIT Index and the Lipper Real Estate Fund Average rose 0.76% and 2.87%, respectively, over the same twelve-month period. Since inception on September 30, 1997 through March 31, 2000, the Fund had a cumulative total return of (10.87)%, which equates to an average annual total return of (4.49)%.

       While investment flows remained relatively light during the first quarter of 2000, REIT stocks started acting better. Lack of investor interest, coupled with tax-loss selling, had contributed to weak fourth quarter performance by a sector with strong earnings and solid fundamentals. Rising rents and high occupancy rates have allowed real estate companies to grow steadily. Share repurchase programs are expected to contribute positively to earnings, with average yields approaching 10%. New deliveries in almost every property category are likely to slow throughout 2000, a sign of generally healthy fundamentals. Many REITs have announced or are actively pursuing new initiatives that will allow them to unlock the technology potential of real estate for shareholders. REIT valuations remain attractive, as many are still traded 20% below their net asset value. We look for the share prices to more accurately reflect the underlying values of the REITs in 2000. Out-performance is attributed to stock selection, with the best performing stocks for the period being: Spieker Properties, Meristar Hospitality Corp., SL Green Realty Corp., Catellus Development Corp., and Starwood Hotels & Resorts Worldwide.

MIGHTY MITES(SM) FUND

       For the six-months ended March 31, 2000, the Mighty Mites Fund's total return was 24.30%. The Russell 2000 Index and the Lipper Small-Cap Value Fund Average had total returns of 26.83% and 7.94%, respectively, over the same six-month period. The Russell 2000 Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds in this particular category. The Fund rose 46.28% over the trailing twelve-month period. The Russell 2000 and the Small-Cap Value Fund Average rose 37.29% and 24.01%, respectively, over the same twelve-month period. Since inception on May 11, 1998 through March 31, 2000, the Fund had a total return of 61.81%, which equates to an average annual return of 28.95%.

       In the first quarter of 2000, small company stocks extended the rally that began in the fourth quarter of 1999. Technology stocks were the strongest performers, but other industry groups participated. Buoyed by two quarters of excellent absolute and relative performance, micro-cap stocks are beginning to attract much more investor attention. Money is flowing into this long under-appreciated capitalization sector and providing a performance tailwind.

       At issue today is whether small company stocks can continue to outperform if the broad market cracks under pressure from rising short term interest rates. In recent years, small company stock rallies have been short-lived, with any whiff of economic or market problems sending investors scurrying to the exits. We think it will be different this time around. With the exception of the hot technology group, small company stocks remain quite reasonably priced relative to earnings growth rates. The investment public may remain skittish, but with large financial institutions increasing their commitments to small company stocks, we should see more stability in this sector.

       We don't spend our time or energy trying to determine what the market will do. We keep ourselves busy identifying small companies with big potential. If we continue to be successful, we believe the Fund will provide generous long term returns regardless of the vagaries of the stock market. We still have plenty of cash available to pursue evolving opportunities and continue to find small companies that we believe have exceptionally bright business and investment prospects.

       As is usually the case, the Fund's winners this quarter came from a wide range of industries including technology (Oak Technology and Tetra Technologies), biotechnology (Matrix Pharmaceutical), gaming (Jackpot Enterprises), tea (Celestial Seasonings) and auto painting (Earl Scheib). Our losers were an equally diverse mix including a utility (Florida Public Utilities) a paint company (Benjamin Moore) and a retailer (Schultz Sav-O Stores).

CAPITAL MARKET OUTLOOK

       Westwood's capital markets analysis remains an important tool for assessing the risk/reward relationship for the various asset classes in which we invest on behalf of our shareholders. We see the most likely economic scenario for 2000 as one of "holding the line." We believe that the manufacturing sector will continue to rebound as global demand for exports increases. We expect that global economies, including Japan, will show positive growth. We see consumer consumption remaining healthy, but moderating to a more sustainable pace as Fed rate increases take effect later in the year. Inflation may tick up slightly, but should remain modest.

MINIMUM INITIAL INVESTMENT - $1,000

       The Fund's minimum initial investment for both regular and retirement accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan.

MULTI-CLASS SHARES

       The Board of Trustees has authorized The Gabelli Westwood Funds to begin offering Class B and Class C Shares, which will be available at net asset value and subject to a contingent deferred sales charge if sold within a designated time period. Our Retail Class will remain no-load and will be redesignated as Class AAA Shares and the Service Class will be redesignated as Class A Shares. The Board of Trustees determined that expanding the types of fund shares available through various distribution options will enhance the ability of the Funds to attract additional investors.

INTERNET

       You can now visit us on the Internet. Our home page at HTTP://WWW.GABELLI.COM contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at INFO@GABELLI.COM.

       Westwood maintains a website that we encourage you to visit to obtain further information as well as to share your comments: WWW.WESTWOODGROUP.COM. We appreciate your confidence in Westwood and our team will continue to work hard in order to meet your investment objectives.

IN CONCLUSION

       The Fund's daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 1-800-GABELLI (1-800-422-3554) or 1-800-WESTWOOD (1-800-937-8966). Please call us during the business day for further information.

                                 Sincerely,

                                 /s/signature

                                 SUSAN M. BYRNE
                                 President and Chief Investment Officer
April 14, 2000


-------------------------------------------------------------------------------
                              NASDAQ SYMBOLS TABLE
-------------------------------------------------------------------------------

              GABELLI WESTWOOD FUND                 NASDAQ SYMBOL
              ---------------------                 -------------
              Equity - Retail                       WESWX
              Balanced - Retail                     WEBAX
              Intermediate Bond                     WEIBX
              SmallCap Equity                       WESCX
              Realty                                WESRX
              Mighty Mites(SM)                      WEMMX
              Equity - Service                      WEECX
              Balanced - Service                    WEBCX

THE GABELLI WESTWOOD EQUITY FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
================================================================================

    SHARES                                          COST        VALUE
    ------                                          ----        -----
             COMMON STOCKS -- 98.5%
             AUTOMOTIVE -- 0.8%
    48,200   Lear Corp.+ ..................... $  1,459,812 $  1,355,625
                                               ------------ ------------
             BROADCASTING -- 1.4%
    40,000   AMFM Inc.+ ......................    2,111,969    2,485,000
                                               ------------ ------------
             BUSINESS SERVICES -- 2.8%
    77,800   United Parcel Service Inc., Cl. B    4,974,189    4,901,400
                                               ------------ ------------
             COMPUTER HARDWARE -- 8.2%
   178,100   Compaq Computer Corp. ...........    4,939,447    4,741,912
    34,600   Hewlett-Packard Co. .............    2,700,694    4,586,662
    43,400   International Business
               Machines Corp. ................    3,721,492    5,121,200
                                               ------------ ------------
                                                 11,361,633   14,449,774
                                               ------------ ------------
             COMPUTER SOFTWARE AND SERVICES -- 7.6%
    68,600   Electronic Data Systems Corp. ...    3,855,814    4,403,262
    53,900   Intuit Inc.+ ....................    2,547,247    2,930,812
    25,900   Oracle Corp.+ ...................      328,627    2,021,819
   132,900   Sterling Software Inc.+ .........    2,505,053    4,053,450
                                               ------------ ------------

                                                  9,236,741   13,409,343
                                               ------------ ------------
             CONSUMER PRODUCTS -- 2.7%
   165,000   Avon Products Inc. ..............    5,108,353    4,795,312
                                               ------------ ------------
             ENERGY AND UTILITIES -- 16.5%
   115,500   Apache Corp. ....................    3,353,072    5,746,125
    74,400   Burlington Resources Inc. .......    2,651,889    2,752,800
   196,500   Conoco Inc., Cl. B ..............    5,167,442    5,035,313
    73,506   Devon Energy Corp. ..............    2,685,124    3,569,635
    30,000   Exxon Mobil Corp. ...............    2,328,333    2,334,375
   101,600   Florida Progress Corp. ..........    4,116,061    4,660,900
   219,700   Reliant Energy Inc. .............    5,235,836    5,149,219
                                               ------------ ------------
                                                 25,537,757   29,248,367
                                               ------------ ------------
             ENTERTAINMENT -- 5.8%
   122,900   Disney (Walt) Co. ...............    3,498,226    5,084,988
    51,200   Time Warner Inc. ................    2,589,575    5,120,000
                                               ------------ ------------
                                                  6,087,801   10,204,988
                                               ------------ ------------
             EQUIPMENT AND SUPPLIES -- 2.8%
   131,500   Deere & Co. .....................    5,218,640    4,997,000
                                               ------------ ------------
             FINANCIAL SERVICES -- 11.0%
   103,336   ABN Amro Holding NV, ADR ........    2,058,922    2,337,977
    58,400   Chase Manhattan Corp. ...........    4,230,927    5,091,750
    80,675   Citigroup Inc. ..................    2,349,861    4,785,036
   119,900   PNC Bank Corp. ..................    5,597,997    5,402,994
    43,300   Zions Bancorp ...................    2,315,798    1,802,363
                                               ------------ ------------
                                                 16,553,505   19,420,120
                                               ------------ ------------
             FOOD AND BEVERAGE -- 3.9%
   78,900    Anheuser Busch Companies Inc. ...    3,839,477    4,911,525
  131,300    International Home Foods Inc.+ ..    2,257,358    2,100,800
                                               ------------ ------------
                                                  6,096,835    7,012,325
                                               ------------ ------------

    SHARES                                          COST        VALUE
    ------                                          ----        -----
             HEALTH CARE -- 8.6%
   86,700    Pharmacia & Upjohn Inc. ......... $  4,550,835 $  5,136,975
   37,600    SmithKline Beecham plc, ADR .....    2,073,206    2,483,950
   26,000    Warner-Lambert Co. ..............    2,262,357    2,535,000
   72,200    WellPoint Health Networks Inc.+ .    4,409,538    5,044,975
                                               ------------ ------------
                                                 13,295,936   15,200,900
                                               ------------ ------------
             HOTELS AND GAMING -- 1.5%
   98,700    Starwood Hotels & Resorts
               Worldwide Inc. ................    2,371,499    2,590,875
                                               ------------ ------------
             METALS AND MINING -- 2.7%
   69,850    Alcoa Inc. ......................    3,078,725    4,906,962
                                               ------------ ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.7%
   35,400    Kimco Realty Corp. ..............    1,367,451    1,327,500
   49,600    Vornado Realty Trust ............    1,825,969    1,661,600
                                               ------------ ------------
                                                  3,193,420    2,989,100
                                               ------------ ------------
             RETAIL -- 9.7%
  126,800    Federated Department Stores Inc.+    5,654,483    5,293,900
  130,700    Limited Inc. ....................    4,622,827    5,505,738
   58,300    Safeway Inc.+ ...................    2,038,672    2,638,075
   44,000    Tiffany & Co. ...................    1,386,378    3,679,500
                                               ------------ ------------
                                                 13,702,360   17,117,213
                                               ------------ ------------
             TELECOMMUNICATIONS -- 7.9%
   65,600    GTE Corp. .......................    3,092,898    4,657,600
  109,250    MCI WorldCom Inc.+ ..............    3,478,238    4,950,391
  105,600    SBC Communications Inc. .........    3,766,969    4,435,200
                                               ------------ ------------
                                                 10,338,105   14,043,191
                                               ------------ ------------
             TRANSPORTATION -- 2.9%
   97,100    Delta Air Lines Inc. ............    4,602,777    5,170,575
                                               ------------ ------------

             TOTAL COMMON STOCKS .............  144,330,057  174,298,070
                                               ------------ ------------
             TOTAL INVESTMENTS -- 98.5% ...... $144,330,057  174,298,070
                                               ============
             OTHER ASSETS AND
              LIABILITIES (NET) -- 1.5% ......                 2,585,439
                                                            ------------
             NET ASSETS -- 100.0%
              (16,650,265 shares outstanding)               $176,883,509
                                                            ============
    --------------------
             For Federal tax purposes:
              Aggregate cost .................              $144,330,057
                                                            ============
              Gross unrealized appreciation ..              $ 32,525,851
              Gross unrealized depreciation ..                (2,557,838)
                                                            ------------
              Net unrealized appreciation ....              $ 29,968,013
                                                            ============
    +     Non-income producing security.
    ADR - American Depositary Receipt.


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
===============================================================================

    SHARES                                          COST        VALUE
    ------                                          ----        -----
             COMMON STOCKS -- 62.9%
             AUTOMOTIVE -- 0.5%
    27,400   Lear Corp.+ ......................   $1,002,196   $  770,625
                                                  ----------   ----------
             BROADCASTING -- 0.9%
    22,000   AMFM Inc.+ .......................    1,181,514    1,366,750
                                                  ----------   ----------
             BUSINESS SERVICES -- 1.9%
    44,500   United Parcel Service Inc., Cl. B     2,849,983    2,803,500
       500   Valueclick Inc.+ .................        9,500       10,469
                                                  ----------   ----------
                                                   2,859,483    2,813,969
                                                  ----------   ----------
             COMPUTER HARDWARE -- 5.2%
    84,600   Compaq Computer Corp. ............    2,348,666    2,252,475
    18,700   Hewlett-Packard Co. ..............    1,418,064    2,478,919
    24,700   International Business
               Machines Corp. .................    2,201,724    2,914,600
                                                  ----------   ----------
                                                   5,968,454    7,645,994
                                                  ----------   ----------
             COMPUTER SOFTWARE AND SERVICES -- 4.9%
       200   Arrowpoint Communications Inc.+ ..        6,800       23,697
    37,700   Electronic Data Systems Corp. ....    2,102,463    2,419,869
    30,000   Intuit Inc.+ .....................    1,457,708    1,631,250
    14,000   Oracle Corp.+ ....................      173,552    1,092,875
    70,400   Sterling Software Inc.+ ..........    1,606,139    2,147,200
                                                  ----------   ----------
                                                   5,346,662    7,314,891
                                                  ----------   ----------
             CONSUMER PRODUCTS -- 1.7%
    89,300   Avon Products Inc. ...............    2,781,288    2,595,281
                                                  ----------   ----------
             ENERGY AND UTILITIES -- 10.4%
    52,600   Apache Corp. .....................    1,432,145    2,616,850
    42,400   Burlington Resources Inc. ........    1,529,680    1,568,800
   111,500   Conoco Inc., Cl. B ...............    2,928,877    2,857,187
    49,538   Devon Energy Corp. ...............    2,312,288    2,405,689
    15,000   Exxon Mobil Corp. ................    1,162,477    1,167,187
    54,700   Florida Progress Corp. ...........    2,173,591    2,509,362
   100,800   Reliant Energy Inc. ..............    2,472,168    2,362,500
                                                  ----------   ----------
                                                  14,011,226   15,487,575
                                                  ----------   ----------
             ENTERTAINMENT -- 3.6%
    61,000   Disney (Walt) Co. ................    1,678,036    2,523,875
    27,700   Time Warner Inc. .................    1,624,692    2,770,000
                                                  ----------   ----------
                                                   3,302,728    5,293,875
                                                  ----------   ----------
             EQUIPMENT AND SUPPLIES -- 1.9%
    73,600   Deere & Co. ......................    2,844,886    2,796,800
                                                  ----------   ----------
             FINANCIAL SERVICES -- 6.6%
    55,654   ABN Amro Holding NV, ADR .........    1,136,482    1,259,172
    28,100   Chase Manhattan Corp. ............    2,034,226    2,449,969
    42,325   Citigroup Inc. ...................    1,319,327    2,510,402
    55,100   PNC Bank Corp. ...................    2,576,879    2,482,944
    24,800   Zions Bancorp ....................    1,324,472    1,032,300
                                                  ----------   ----------
                                                   8,391,386    9,734,787
                                                  ----------   ----------
             FOOD AND BEVERAGE -- 2.5%
    42,300   Anheuser Busch Companies Inc. ....    2,060,022    2,633,175
    70,700   International Home Foods Inc.+ ...    1,194,491    1,131,200
                                                  ----------   ----------
                                                   3,254,513    3,764,375
                                                  ----------   ----------


    SHARES                                           COST        VALUE
    ------                                           ----        -----
             HEALTH CARE -- 5.2%
    44,500   Pharmacia & Upjohn Inc. ..........   $2,379,255   $2,636,625
    19,300   SmithKline Beecham plc, ADR ......    1,262,289    1,275,006
    13,000   Warner-Lambert Co. ...............    1,130,846    1,267,500
    37,400   WellPoint Health Networks Inc.+ ..    2,274,684    2,613,325
                                                  ----------   ----------
                                                   7,047,074    7,792,456
                                                  ----------   ----------
             HOTELS AND GAMING -- 0.9%
    51,500   Starwood Hotels & Resorts
               Worldwide Inc. .................    1,604,380    1,351,875
                                                  ----------   ----------
             METALS AND MINING -- 1.9%
    39,100   Alcoa Inc. .......................    1,773,467    2,746,775
                                                  ----------   ----------
             REAL ESTATE INVESTMENT TRUSTS -- 1.8%
    37,900   Kimco Realty Corp. ...............    1,484,160    1,421,250
    36,700   Vornado Realty Trust .............    1,369,664    1,229,450
                                                  ----------   ----------
                                                   2,853,824    2,650,700
                                                  ----------   ----------
             RETAIL -- 6.0%
    61,400   Federated Department Stores Inc.+     2,721,065    2,563,450
    64,300   Limited Inc. .....................    2,304,229    2,708,637
    33,500   Safeway Inc.+ ....................    1,365,745    1,515,875
    25,100   Tiffany & Co. ....................      750,611    2,098,987
                                                  ----------   ----------
                                                   7,141,650    8,886,949
                                                  ----------   ----------
             TELECOMMUNICATIONS -- 5.0%
    35,600   GTE Corp. ........................    1,852,356    2,527,600
    55,400   MCI WorldCom Inc.+ ...............    1,666,576    2,510,313
    56,700   SBC Communications Inc. ..........    2,115,372    2,381,400
                                                  ----------   ----------
                                                   5,634,304    7,419,313
                                                  ----------   ----------
             TRANSPORTATION -- 2.0%
    54,600   Delta Air Lines Inc. .............    2,586,644    2,907,450
                                                  ----------   ----------
             TOTAL COMMON STOCKS ..............   79,585,679   93,340,440
                                                  ----------   ----------

PRINCIPAL
 AMOUNT
---------
             ASSET BACKED SECURITIES -- 3.2%
$   51,835   EQCC Home Equity Loan Trust 93-3
               Cl. A, 5.15%, 09/15/08 ...........     49,849       49,929
 1,680,000   Ford Motor Credit Auto Loan Master
               Trust 95-1 Cl. A, 6.50%, 08/15/02   1,688,532    1,679,840
   115,318   GMAC Grantor Trust 97-A Cl. A,
               6.50%, 04/15/02 ..................    115,538      115,394
 1,000,000   GS Mortgage Securities Corp. II
               97-GL Cl. A2D, 6.94%, 07/13/30 ...  1,012,490      968,950
 1,000,000   GS Mortgage Securities Corp. II
               98-GLII Cl. A2, 6.56%, 04/13/31 ..  1,009,664      938,510
 1,000,000   Premier Auto Trust 1998-1A4,
               5.70%, 10/06/02 ..................    999,925      986,505
                                                  ----------   ----------
             TOTAL ASSET BACKED SECURITIES ....    4,875,998    4,739,128
                                                  ----------   ----------


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2000 (UNAUDITED)
===============================================================================

PRINCIPAL
 AMOUNT                                           COST        VALUE
---------                                         ----        -----
             CORPORATE BONDS -- 9.7%
             DIVERSIFIED INDUSTRIAL -- 0.9%
$1,455,000   Tyco International Ltd.,
               6.38%, 06/15/05 ............. $  1,447,379 $  1,369,955
                                             ------------ ------------
             ENERGY AND UTILITIES -- 1.0%
 1,500,000   Conoco Inc.,
               5.90%, 04/15/04 .............    1,417,378    1,428,003
                                             ------------ ------------
             FINANCIAL SERVICES -- 1.1%
   850,000   Golden State Holdings,
               7.13%, 08/01/05 .............      842,706      758,872
   920,000   Nipsco Capital Markets Inc.,
               7.39%, 04/01/04 .............      941,871      878,287
                                             ------------ ------------
                                                1,784,577    1,637,159
                                             ------------ ------------
             REAL ESTATE INVESTMENT TRUSTS -- 2.0%
 1,600,000   Archstone Communities Trust,
               7.20%, 03/01/13 .............    1,536,141    1,436,384
 1,500,000   Kimco Realty Corp.,
               7.46%, 05/29/07 .............    1,538,312    1,462,980
                                             ------------ ------------
                                                3,074,453    2,899,364
                                             ------------ ------------
             RETAIL -- 2.6%
 1,625,000   Neiman Marcus Group Inc.,
               6.65%, 06/01/08 .............    1,623,380    1,470,820
 1,620,000   Staples Inc.,
               7.13%, 08/15/07 .............    1,643,561    1,557,662
   870,000   Wal-Mart Stores Inc.,
               7.50%, 05/15/04 .............      928,282      884,403
                                             ------------ ------------
                                                4,195,223    3,912,885
                                             ------------ ------------
             TELECOMMUNICATIONS -- 2.1%
 1,785,000   GTE Corp.,
               6.46%, 04/15/08 .............    1,808,955    1,682,684
 1,515,000   MCI WorldCom Inc.,
               6.40%, 08/15/05 .............    1,475,299    1,448,120
                                             ------------ ------------
                                                3,284,254    3,130,804
                                             ------------ ------------
             TOTAL CORPORATE BONDS .........   15,203,264   14,378,170
                                             ------------ ------------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.2%
             FEDERAL HOME LOAN BANK -- 1.0%
 1,500,000   Federal Home Loan Bank,
               5.88%, 09/17/01 .............    1,498,185    1,479,144
                                             ------------ ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.0%
             Federal National Mortgage Association,
 1,700,000     6.25%, 11/15/02 .............    1,690,860    1,668,448
 2,600,000     6.50%, 08/15/04 .............    2,588,217    2,544,461
 1,500,000     6.00%, 05/15/08 .............    1,440,110    1,392,831
 1,000,000     6.50%, 04/29/09 .............      959,203      939,950
   861,763     6.00%, 05/01/11 .............      852,221      812,193
                                             ------------ ------------
                                                7,530,611    7,357,883
                                             ------------ ------------

PRINCIPAL
 AMOUNT                                           COST        VALUE
---------                                         ----        -----
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.2%
$  372,257   GNMA, Pool #344946,
               7.00%, 06/15/$3 ............. $    378,606 $    363,096
                                             ------------ ------------
             TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS .................    9,407,402    9,200,123
                                             ------------ ------------

             U.S. GOVERNMENT OBLIGATIONS -- 18.4%
             U.S. TREASURY NOTES -- 18.4%
             U.S. Treasury Notes,
 2,510,000     6.38%, 05/15/00 .............    2,512,408    2,513,138
   645,000     7.75%, 02/15/01 .............      656,060      652,659
 2,220,000     5.75%, 06/30/01 .............    2,222,686    2,199,882
 1,575,000     6.63%, 06/30/01 .............    1,595,459    1,575,984
 1,250,000     6.25%, 01/31/02 .............    1,242,403    1,243,750
 6,300,000     6.63%, 04/30/02 .............    6,409,111    6,311,813
 1,250,000     6.38%, 08/15/02 .............    1,267,262    1,246,875
 2,000,000     6.00%, 08/15/04 .............    2,001,117    1,974,376
 1,100,000     7.50%, 02/15/05 .............    1,155,656    1,152,594
 1,445,000     6.63%, 05/15/07 .............    1,478,514    1,473,449
 3,800,000     6.13%, 08/15/07 .............    3,749,829    3,765,564
 3,320,000     6.00%, 08/15/09 .............    3,283,036    3,278,500
                                             ------------ ------------
                                               27,573,541   27,388,584
                                             ------------ ------------

             TOTAL U.S. GOVERNMENT
              OBLIGATIONS ..................   27,573,541   27,388,584
                                             ------------ ------------
             TOTAL INVESTMENTS -- 100.4% ... $136,645,884  149,046,445
                                             ============
             OTHER ASSETS AND
              LIABILITIES (NET) -- (0.4)% ..                  (580,624)
                                                          ------------
             NET ASSETS -- 100.0%
              (12,361,781 shares outstanding)             $148,465,821
                                                          ============
    -------------------
             For Federal tax purposes:
              Aggregate cost ...............              $136,645,884
                                                          ============
              Gross unrealized appreciation               $ 15,635,616
              Gross unrealized depreciation                 (3,235,055)
                                                          ------------
              Net unrealized appreciation ..              $ 12,400,561
                                                          ============
    +     Non-income producing security.
    ADR - American Depositary Receipt.


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
===============================================================================

PRINCIPAL
 AMOUNT                                                COST      VALUE
---------                                              ----      -----
              ASSET BACKED SECURITIES -- 5.9%
 $   19,439   EQCC Home Equity Loan Trust
               93-3 Cl. A,
               5.15%, 09/15/08 ..................  $   19,424 $   18,724
    100,000   Ford Motor Credit AutoLoan
               Master Trust 95-1 Cl. A,
               6.50%, 08/15/02 ..................      99,901     99,990
     19,712   GMAC Grantor Trust 97-A Cl. A,
               6.50%, 04/15/02 ..................      19,750     19,725
    225,000   GS Mortgage Securities Corp. II
               97-GL Cl. A2D,
               6.94%, 07/13/30 ..................     231,873    218,014
                                                   ---------- ----------
              TOTAL ASSET BACKED
               SECURITIES .......................     370,948    356,453
                                                   ---------- ----------

              CORPORATE BONDS -- 27.5%
              DIVERSIFIED INDUSTRIAL -- 2.4%
    150,000   Tyco International Ltd.,
               6.38%, 06/15/05 ..................     154,528    141,232
                                                   ---------- ----------
              ENERGY AND UTILITIES -- 3.5%
    125,000   Conoco Inc.,
               5.90%, 04/15/04 ..................     118,115    119,000
     50,000   Forman Petroleum Corp.,
               13.50%, 06/01/04+ (a) ............      50,511     16,000
     75,610   Niagara Mohawk Power Corp.,
               7.38%, 07/01/03 ..................      76,831     73,732
                                                   ---------- ----------
                                                      245,457    208,732
                                                   ---------- ----------
              FINANCIAL SERVICES -- 6.0%
    150,000   Golden State Holdings,
               7.13%, 08/01/05 ..................     149,493    133,918
    200,000   International Bank for
               Reconstruction & Development,
               8.63%, 10/15/16 ..................     258,726    227,908
                                                   ---------- ----------
                                                      408,219    361,826
                                                   ---------- ----------
              REAL ESTATE INVESTMENT TRUSTS -- 3.5%
    150,000   Archstone Communities Trust,
               7.20%, 03/01/13 ..................     144,479    134,661
     75,000   Kimco Realty Corp.,
               7.46%, 05/29/07 ..................      77,736     73,149
                                                   ---------- ----------
                                                      222,215    207,810
                                                   ---------- ----------
              RETAIL -- 8.0%
    120,000   Neiman Marcus Group Inc.,
               6.65%, 06/01/08 ..................     119,880    108,614
    175,000   Staples Inc.,
               7.13%, 08/15/07 ..................     174,721    168,266
    200,000   Wal-Mart Stores Inc.,
               7.50%, 05/15/04 ..................     216,810    203,311
                                                   ---------- ----------
                                                      511,411    480,191
                                                   ---------- ----------
              SPECIALTY CHEMICALS -- 0.8%
     50,000   du Pont de Nemours (E.I.) & Co.,
               9.15%, 04/15/00 ..................      50,042     50,029
                                                   ---------- ----------
              TELECOMMUNICATIONS -- 3.3%
     50,000   GTE Corp.,
               6.46%, 04/15/08 ..................      50,671     47,134
    160,000   MCI WorldCom Inc.,
               6.40%, 08/15/05 ..................     155,807    152,937
                                                   ---------- ----------
                                                      206,478    200,071
                                                   ---------- ----------
              TOTAL CORPORATE BONDS .............   1,798,350  1,649,891
                                                   ---------- ----------


              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.7%
              FEDERAL HOME LOAN BANK -- 4.5%
   $275,000   Federal Home Loan Bank,
               5.88%, 09/17/01 ..................  $  274,667 $  271,176
                                                   ---------- ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.2%
              FNMA,
    275,000    6.25%, 11/15/02 ..................     271,274    269,898
    225,000    7.13%, 03/15/07 ..................     224,433    225,108
    126,503   FNMA, Pool #344800,
               6.00%, 05/01/11 ..................     125,102    119,226
                                                   ---------- ----------
                                                      620,809    614,232
                                                   ---------- ----------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ...............     895,476    885,408
                                                   ---------- ----------
              U.S. GOVERNMENT OBLIGATIONS -- 49.9%
              U.S. TREASURY BONDS -- 21.6%
              U.S. Treasury Bonds,
    120,000    7.13%, 02/15/23 ..................     123,894    134,288
    345,000    7.25%, 05/15/16 ..................     370,443    381,441
    775,000    6.13%, 11/15/27 ..................     801,259    782,508
                                                   ---------- ----------
                                                    1,295,596  1,298,237
                                                   ---------- ----------
              U.S. TREASURY NOTES -- 28.3%
              U.S. Treasury Notes,
    175,000    5.75%, 11/15/00 ..................     176,569    174,453
    270,000    5.75%, 06/30/01 ..................     267,584    267,553
    680,000    6.25%, 06/30/02 ..................     695,444    675,750
    270,000    6.25%, 02/15/03 ..................     277,034    268,650
    115,000    6.00%, 08/15/04 ..................     115,292    113,527
     75,000    7.50%, 02/15/05 ..................     77,684     78,586
    115,000    6.63%, 05/15/07 ..................     114,808    117,264
                                                   ---------- ----------
                                                    1,724,415  1,695,783
                                                   ---------- ----------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ......................   3,020,011  2,994,020
                                                   ---------- ----------
      SHARES
      ------
              WARRANTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
         50   Forman Petroleum Corp.,
               13.50%, 06/01/04+ (a) .............          1          1
                                                   ---------- ----------
              TOTAL
               INVESTMENTS -- 98.0%                $6,084,786  5,885,773
                                                   ==========
              OTHER ASSETS AND
               LIABILITIES (NET) -- 2.0% .........               117,052
                                                              ----------
              NET ASSETS -- 100.0%
               (602,201 shares outstanding) ......            $6,002,825
                                                              ==========
    --------------------
              For Federal tax purposes:
               Aggregate cost.....................            $6,084,786
                                                              ==========
               Gross unrealized appreciation .....            $   26,399
               Gross unrealized depreciation .....              (225,412)
                                                              ----------
               Net unrealized depreciation .......            $ (199,013)
                                                              ==========

    (a) Security fair valued as determined by the Board of Trustees.
    +   Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD SMALLCAP EQUITY FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
===============================================================================

    SHARES                                          COST          VALUE
    ------                                          ----          -----
              COMMON STOCKS -- 94.3%
              BROADCASTING -- 3.4%
     23,300   Acme Communications Inc.+ ......  $   688,949    $   532,987
      9,200   Radio One Inc.+ ................      594,610        612,950
                                                -----------    -----------
                                                  1,283,559      1,145,937
                                                -----------    -----------
              BUSINESS SERVICES -- 6.8%
     26,900   Avis Rent A Car Inc.+ ..........      521,729        474,112
     22,200   eLoyalty Corp.+ ................      537,688        530,025
     32,800   Luminant Worldwide Corp.+ ......      942,271        545,300
     13,100   Paradyne Networks Inc.+ ........      408,116        406,100
     13,200   ProBusiness Services Inc.+ .....      378,685        340,725
                                                -----------    -----------
                                                  2,788,489      2,296,262
                                                -----------    -----------
              COMMUNICATIONS EQUIPMENT -- 6.1%
     17,175   Dycom Industries Inc.+ .........      468,138        837,281
      9,900   Radiant Systems Inc.+ ..........      516,767        622,462
      9,800   Tut Systems Inc.+ ..............      492,113        583,712
                                                -----------    -----------
                                                  1,477,018      2,043,455
                                                -----------    -----------
              COMPUTER SOFTWARE AND SERVICES -- 15.9%
     10,400   4Front Technologies Inc. .......      311,512        215,800
      6,800   AppNet Inc.+ ...................      233,156        319,600
      6,700   Aspen Technology Inc.+ .........      291,457        270,513
     20,700   Digital River Inc.+ ............      519,171        445,050
      3,500   DSET Corp.+ ....................       91,912         64,531
      9,600   GRIC Communications Inc.+ ......      279,323        324,000
      4,300   IONA Technologies plc, ADR+ ....      207,537        318,200
     17,700   iVillage Inc.+ .................      370,200        277,392
      5,900   Mission Critical Software Inc.+       371,949        360,638
      7,300   Open Market Inc.+ ..............      284,805        187,975
     25,350   Pegasus Systems Inc.+ ..........      568,735        400,847
     12,000   SERENA Software Inc.+ ..........      308,383        382,500
     12,400   SmartForce plc, ADR+ ...........      253,719        568,850
     16,800   Stamps.com Inc.+ ...............      587,707        324,450
      4,900   TSI International Software Ltd.+      194,921        407,006
      7,200   Verity Inc.+ ...................      139,554        293,400
      3,300   Viador Inc.+ ...................      184,214        161,288
                                                -----------    -----------
                                                  5,198,255      5,322,040
                                                -----------    -----------
              ELECTRONICS -- 11.0%
      7,500   Brooks Automation Inc.+ ........      153,862        468,750
      8,500   Credence Systems Corp.+ ........      434,182      1,063,563
      8,900   PRI Automation Inc.+ ...........      362,698        544,013
      8,800   Semtech Corp.+ .................      256,711        563,750
      6,625   TranSwitch Corp.+ ..............      115,980        636,828
      7,300   Zoran Corp.+ ...................      351,520        411,081
                                                -----------    -----------
                                                  1,674,953      3,687,985
                                                -----------    -----------
              ENERGY AND UTILITIES -- 5.2%
     21,300   Cabot Oil & Gas Corp., Cl. A ...      353,184        384,731
     20,500   Piedmont Natural Gas Co. Inc. ..      619,650        534,281
     17,000   Stone Energy Corp.+ ............      728,051        837,250
                                                -----------    -----------
                                                  1,700,885      1,756,262
                                                -----------    -----------
              EQUIPMENT AND SUPPLIES -- 1.1%
     19,500   Mobile Mini Inc.+ ..............      326,005        380,250
                                                -----------    -----------
              FINANCIAL SERVICES -- 3.3%
     14,962   Commerce Bancorp Inc. ..........      581,223        553,594
     28,700   Southwest Bancorp of Texas Inc.+      516,476        557,856
                                                -----------    -----------
                                                  1,097,699      1,111,450
                                                -----------    -----------

    SHARES                                          COST          VALUE
    ------                                          ----          -----
              FOOD AND BEVERAGE -- 5.6%
     43,400   CEC Entertainment Inc.+ ........  $   935,524    $ 1,177,225
     32,550   Jack in the Box Inc.+ ..........      744,964        693,722
                                                -----------    -----------
                                                  1,680,488      1,870,947
                                                -----------    -----------
              HEALTH CARE -- 15.7%
     37,300   Advance Paradigm Inc.+ .........      754,865        442,938
     10,800   Biovail Corp.+ .................      413,505        478,575
     11,800   Cephalon Inc.+ .................      326,362        442,500
     11,400   Coulter Pharmaceutical Inc. ....      191,518        347,700
     12,200   Cytyc Corp.+ ...................      251,374        588,650
      6,500   Genset SA, ADR+ ................      298,292        211,148
      9,600   ILEX Oncology Inc.+ ............      422,477        403,200
      7,100   Medicis Pharmaceutical Corp., Cl. A+  229,222        284,000
      4,700   MiniMed Inc.+ ..................      256,542        608,650
      5,600   Protein Design Labs Inc. .......      439,678        445,200
     22,900   Province Healthcare Co.+ .......      541,577        655,513
      7,600   Varian Medical Systems Inc. ....      294,866        346,750
                                                -----------    -----------
                                                  4,420,278      5,254,824
                                                -----------    -----------
              HOTELS AND GAMING -- 1.0%
     20,200   Vail Resorts Inc.+ .............      409,267        325,725
                                                -----------    -----------
              METALS AND MINING -- 1.5%
     12,800   Stillwater Mining Co.+ .........      339,860        512,000
                                                -----------    -----------
              PUBLISHING -- 1.0%
     13,300   Penton Media Inc. ..............      259,537        345,800
                                                -----------    -----------
              RETAIL -- 8.5%
     51,400   Ames Department Stores Inc.+ ...    1,235,391      1,262,513
     17,900   Barnes & Noble Inc.+ ...........      395,606        411,700
     20,500   Chico's FAS Inc.+ ..............      256,355        347,539
     24,225   Cost Plus Inc.+ ................      510,548        819,108
                                                -----------    -----------
                                                  2,397,900      2,840,860
                                                -----------    -----------
              TELECOMMUNICATIONS -- 5.6%
      8,500   Ditech Communications Corp.+ ...      601,268        901,531
      3,500   NorthEast Optic Network Inc.+ ..      337,620        295,969
     16,100   Z-Tel Technologies Inc.+ .......      522,722        676,200
                                                -----------    -----------
                                                  1,461,610      1,873,700
                                                -----------    -----------
              WIRELESS COMMUNICATIONS -- 2.6%
     29,600   Brightpoint Inc.+ ..............      328,299        362,600
      4,000   Powerwave Technologies Inc.+ ...      291,512        500,000
                                                -----------    -----------
                                                    619,811        862,600
                                                -----------    -----------
              TOTAL COMMON STOCKS ............   27,135,614     31,630,097
                                                -----------    -----------
              TOTAL INVESTMENTS -- 94.3% .....  $27,135,614     31,630,097
                                                ===========
              OTHER ASSETS AND
               LIABILITIES (NET) -- 5.7% .....                   1,917,431
                                                               -----------
              NET ASSETS -- 100.0%
               (1,481,143 shares outstanding)                  $33,547,528
                                                               ===========
    --------------------
              For Federal tax purposes:
               Aggregate cost ................                 $27,135,614
                                                               ===========
               Gross unrealized appreciation .                 $ 6,723,633
               Gross unrealized depreciation .                  (2,229,150)
                                                               -----------
               Net unrealized appreciation ...                 $ 4,494,483
                                                               ===========
    +   Non-income producing security.
    ADR - American Depositary Receipt.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD REALTY FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
================================================================================

    SHARES                                          COST          VALUE
    ------                                          ----          -----
              COMMON STOCKS -- 96.4%
              REAL ESTATE INVESTMENT TRUSTS -- 96.4%
              APARTMENTS -- 23.3%
      1,500   Apartment Investment &
               Management Co., Cl. A .........  $    55,667    $    57,281
      2,600   Archstone Communities Trust ....       54,524         51,837
      1,700   Avalon Bay Communities Inc. ....       60,536         62,262
      1,000   BRE Properties Inc., Cl. A .....       24,625         25,812
        600   Camden Property Trust ..........       15,774         16,238
      1,800   Equity Residential Properties Trust    80,196         72,338
        500   Essex Property Trust Inc. ......       15,576         18,000
        800   Post Properties Inc. ...........       29,809         32,250
      1,000   Smith (Charles E.) Residential
               Realty Inc. ...................       34,074         36,125
                                                -----------    -----------
                                                    370,781        372,143
                                                -----------    -----------
              DIVERSIFIED PROPERTY -- 17.4%
      1,100   Bedford Property Investors Inc.        20,407         17,669
      2,600   Catellus Development Corp.+ ....       41,570         36,075
      1,000   Colonial Properties Trust ......       28,078         23,750
      2,766   Duke Realty Investments Inc. ...       60,659         52,900
      1,500   Liberty Property Trust .........       34,968         35,906
      1,300   Spieker Properties Inc. ........       48,850         57,850
      1,600   Vornado Realty Trust ...........       59,879         53,600
                                                -----------    -----------
                                                    294,411        277,750
                                                -----------    -----------
              FINANCIAL SERVICES -- 2.0%
      1,400   Franchise Finance Corp. ........       31,732         32,550
                                                -----------    -----------
              HEALTH CARE -- 0.8%
        800   Healthcare Realty Trust Inc. ...       17,201         13,400
                                                -----------    -----------
              HOTELS -- 6.1%
      2,800   Host Marriott Corp. ............       33,039         24,850
      1,925   Meristar Hospitality Corp. .....       42,173         33,567
      1,500   Starwood Hotels & Resorts
               Worldwide Inc. ................       44,367         39,375
                                                -----------    -----------
                                                    119,579         97,792
                                                -----------    -----------
              INDUSTRIAL PROPERTY -- 6.7%
        700   CenterPoint Properties Trust ...       23,924         25,506
      1,400   First Industrial Realty Trust Inc.     40,416         38,150
      2,300   ProLogis Trust .................       48,379         44,275
                                                -----------    -----------
                                                    112,719        107,931
                                                -----------    -----------
              MANUFACTURED HOMES -- 1.4%
      1,000   Manufactured Home
               Communities Inc. ..............       24,866         23,125
                                                -----------    -----------


    SHARES                                          COST          VALUE
    ------                                          ----          -----
              OFFICE PROPERTY -- 18.8%
        900   Alexandria Real Estate
               Equities Inc. .................  $    26,590    $    27,000
      1,500   Arden Realty Inc. ..............       35,171         31,313
      1,600   Boston Properties Inc. .........       51,869         50,900
      1,200   Brandywine Realty Trust ........       20,794         20,550
      3,384   Equity Office Properties Trust .       89,145         85,023
        700   Highwoods Properties Inc. ......       16,092         14,875
      1,200   Mack-Cali Realty Corp. .........       35,524         30,600
      1,700   SL Green Realty Corp. ..........       39,833         40,375
                                                -----------    -----------
                                                    315,018        300,636
                                                -----------    -----------
              PUBLIC STORAGE -- 3.9%
      2,300   Public Storage Inc. ............       65,978         48,300
        700   Sovran Self Storage Inc. .......       16,585         14,175
                                                -----------    -----------
                                                     82,563         62,475
                                                -----------    -----------
              SHOPPING CENTERS -- 16.0%
      2,100   Developers Diversified Realty Corp.    38,069         29,138
      1,100   General Growth Properties Inc. .       37,704         33,481
        750   JDN Realty Corp. ...............       14,464          7,781
      1,300   Kimco Realty Corp. .............       46,452         48,750
        700   Macerich Co. ...................       19,084         14,438
      1,700   Mills Corp. ....................       36,664         30,600
      1,500   Regency Realty Corp. ...........       32,359         29,625
      2,600   Simon Property Group Inc. ......       75,858         62,400
                                                -----------    -----------
                                                    300,654        256,213
                                                -----------    -----------
              TOTAL COMMON STOCKS ............    1,669,524      1,544,015
                                                -----------    -----------
              TOTAL INVESTMENTS -- 96.4% .....  $ 1,669,524      1,544,015
                                                ===========
              OTHER ASSETS AND
               LIABILITIES (NET) -- 3.6% .....                      57,662
                                                               -----------
              NET ASSETS  -- 100.0%
               (205,077 shares outstanding) ..                 $ 1,601,677
                                                               ===========
    --------------------
              For Federal tax purposes:
               Aggregate cost ................                 $ 1,669,524
                                                               ===========
               Gross unrealized appreciation .                 $    27,497
               Gross unrealized depreciation .                    (153,006)
                                                               -----------
               Net unrealized depreciation ...                   ($125,509)
                                                               ===========
    +  Non-income producing security.


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)
===============================================================================

    SHARES                                          COST          VALUE
    ------                                          ----          -----
              COMMON STOCKS -- 90.3%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.7%
     42,000   Scheib (Earl) Inc.+ ............  $   231,225    $    157,500
     20,100   TransPro Inc. ..................      116,282         100,500
                                                -----------    ------------
                                                    347,507         258,000
                                                -----------    ------------
              AVIATION: PARTS AND SERVICES -- 0.9%
     12,000   Aviall Inc.+ ...................      179,412         101,250
      3,500   Kaman Corp., Cl. A .............       60,690          34,125
                                                -----------    ------------
                                                    240,102         135,375
                                                -----------    ------------
              BROADCASTING -- 2.3%
     16,800   CTN Media Group Inc.+ ..........      162,931         105,000
      5,600   Granite Broadcasting
               Corp.+ ........................       36,413          39,900
      9,200   Gray Communications
               Systems Inc., Cl. B ...........      122,247         108,100
      8,000   Salem Communications
               Corp., Cl. A+ .................      176,750          95,500
                                                -----------    ------------
                                                    498,341         348,500
                                                -----------    ------------
              BUILDING AND CONSTRUCTION -- 0.5%
         10   Boston Sand & Gravel Co.+ ......        3,600           3,260
      5,000   Eagle Supply Group Inc.+ .......       20,000          20,000
      3,000   Huttig Building Products Inc.+ .       11,306          13,500
      8,000   Nobility Homes Inc. ............       57,875          43,000
                                                -----------    ------------
                                                     92,781          79,760
                                                -----------    ------------
              BUSINESS SERVICES -- 3.6%
      4,000   Berlitz International Inc.+ ....       73,825          45,750
      2,000   Lady Baltimore Foods, Cl. A+ ...      122,125         100,000
      4,000   Learning Tree International Inc.+      50,875         142,000
      6,000   Nashua Corp.+ ..................       86,958          50,250
        454   National Stock Yards Co.+ ......       45,400          41,995
     14,000   PubliCard Inc.+ ................       23,858         136,500
      2,600   Temco Service Industries Inc.+ .       60,650          44,512
                                                -----------    ------------
                                                    463,691         561,007
                                                -----------    ------------
              CABLE -- 1.0%
     13,500   Mercom Inc.+ ...................      153,360         162,000
                                                -----------    ------------
              COMMUNICATIONS EQUIPMENT -- 1.8%
     12,000   Allen Telecom Inc.+ ............       72,707         191,250
     10,000   Digital Recorders Inc.+ ........       38,656          23,750
     30,000   Williams Controls Inc.+ ........       67,344          63,750
                                                -----------    ------------
                                                    178,707         278,750
                                                -----------    ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.9%
      3,936   PSINet Inc.+ ...................       92,865         133,885
                                                -----------    ------------
              CONSUMER PRODUCTS -- 3.3%
      1,000   Adams Golf Inc.+ ...............        7,312           1,656
      4,000   Benjamin Moore & Co.+ ..........      112,675         116,500
     20,000   General Cigar Holdings Inc.+ ...      227,875         302,500
      1,000   National Presto Industries Inc.        39,456          32,625
     15,700   Weider Nutrition International Inc.    82,385          55,931
                                                -----------    ------------
                                                    469,703         509,212
                                                -----------    ------------
              CONSUMER SERVICES -- 0.7%
     13,800   Bowlin Outdoor Advertising &
               Travel Centers Inc.+ ..........       94,627          71,587
     10,400   Carriage Services Inc., Cl. A+ .       56,808          42,250
                                                -----------    ------------
                                                    151,435         113,837
                                                -----------    ------------
              DIVERSIFIED INDUSTRIAL -- 2.4%
        700   Ampco-Pittsburgh Corp. .........        8,085           7,612
     17,500   Lamson & Sessions Co.+ .........      118,787         130,156
      5,700   Matthews International Corp., Cl. A   143,736         128,962


    SHARES                                          COST           VALUE
    ------                                          ----           -----
      2,500   RWC Inc. .......................  $    88,975    $     89,688
      3,000   WHX Corp.+ .....................       38,406          20,625
                                                -----------    ------------
                                                    397,989         377,043
                                                -----------    ------------
              EDUCATIONAL SERVICES -- 3.3%
     23,000   ProsoftTraining.com+ ...........      163,719         518,937
                                                -----------    ------------
              ELECTRONICS -- 3.7%
      1,200   Allen Organ Co., Cl. B .........       60,300          92,475
     25,000   Oak Technology Inc.+ ...........       90,250         481,250
                                                -----------    ------------
                                                    150,550         573,725
                                                -----------    ------------
              ENERGY AND UTILITIES -- 21.5%
      6,300   Artesian Resources Corp., Cl. A       153,994         144,900
      1,069   Artesian Resources Corp., Cl. B        34,146          26,725
      9,900   Bangor Hydro-Electric Co. ......      153,957         171,394
        500   Berkshire Energy Resources .....       17,527          18,078
      2,000   Birmingham Utilities Inc. ......       38,531          30,062
      6,500   Cascade Natural Gas Corp. ......      114,656         104,812
      6,500   Chesapeake Utilities Corp. .....      121,944         110,094
      2,000   Connecticut Water Service Inc. .       60,000          56,750
      2,500   Corning Natural Gas Corp. ......       63,750          50,000
      3,000   Delta Natural Gas Co. Inc. .....       53,675          42,000
      2,000   Dominguez Services Corp. .......       61,330          63,500
     10,000   El Paso Electric Co.+ ..........       83,536         103,750
      4,000   Fall River Gas Co. .............       64,450          86,000
      7,500   Florida Public Utilities Co. ...      113,047          98,437
     16,100   Home-Stake Oil & Gas Co. .......       91,331         120,750
      5,000   Maine Public Service Co. .......       90,056          87,187
      7,000   NUI Corp. ......................      183,631         181,125
      1,000   Penn Virginia Corp. ............       17,175          17,125
      4,800   Pennichuck Corp. ...............      111,975         105,600
      2,500   Petroleum Geo-Services ASA+ ....       38,225          43,281
      2,500   Piedmont Natural Gas Co. Inc. ..       70,554          65,156
      9,000   Providence Energy Corp. ........      276,200         341,437
      4,300   RGC Resources Inc. .............       91,106          87,075
      5,000   RPC Inc. .......................       32,125          47,187
      4,500   SEMCO Energy Inc. ..............       69,187          53,437
      1,900   SJW Corp. ......................      121,745         222,300
      2,500   South Jersey Industries Inc. ...       73,000          70,469
      3,500   St. Joseph Light & Power Co. ...       65,244          71,094
     10,000   Swift Energy Co.+ ..............      124,281         178,750
        300   Torrington Water Co. ...........       12,375          12,000
      4,300   Unitil Corp. ...................      121,490         127,119
     16,500   Valley Resources Inc. ..........      254,844         379,500
      5,000   Virginia Gas Co.+ ..............       15,937          13,125
                                                -----------    ------------
                                                  2,995,024       3,330,219
                                                -----------    ------------
              ENTERTAINMENT -- 3.5%
      4,000   Bowl America Inc., Cl. A .......       28,325          31,000
      1,000   Canterbury Park Holding Corp.+ .        5,125           7,000
      4,982   Fair Grounds Corp.+ ............      149,741         156,310
      2,000   Fisher Companies Inc. ..........      136,870         125,000
      3,000   GC Companies Inc.+ .............       97,650         104,250
     10,000   Integrity Inc., Cl. A ..........       31,563          31,250
      4,000   LodgeNet Entertainment Corp. ...       44,021          80,250
                                                -----------    ------------
                                                    493,295         535,060
                                                -----------    ------------
              ENVIRONMENTAL SERVICES -- 1.8%
     20,700   Envirogen Inc.+ ................       52,863          77,625
      8,200   Strategic Diagnostics Inc.+ ....       67,137          62,525
     56,400   Weston (Roy F.) Inc.+ ..........      127,344         137,475
                                                -----------    ------------
                                                    247,344         277,625
                                                -----------    ------------


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2000 (UNAUDITED)
===============================================================================

    SHARES                                          COST           VALUE
    ------                                          ----           -----
              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES -- 4.1%
      7,000   Avalon Holdings Corp., Cl. A+ ..  $    46,881    $     33,250
     23,500   Barringer Technologies Inc. ....      135,863         147,609
     20,000   Core Materials Corp. ...........       61,000          32,500
     12,000   Docuport Inc.+ .................      127,563         102,750
      4,500   Eastern Co. ....................       76,419          63,000
     10,000   Fiberstars Inc.+ ...............       58,984          75,000
      9,000   Itron Inc.+ ....................       56,031          62,437
     11,000   Raytech Corp.+ .................       49,444          41,937
      9,000   SL Industries Inc. .............      113,013          83,250
                                                -----------    ------------
                                                    725,198         641,733
                                                -----------    ------------
              FINANCIAL SERVICES -- 7.0%
        900   Berkshire Bancorp Inc. .........       32,400          28,294
      5,000   Boston Private Financial
               Holdings Inc.+ ................       40,688          47,500
      6,500   Cash America International Inc.        63,450          80,844
      7,000   Crazy Woman Creek Bancorp Inc. .       98,212          71,969
      3,800   Creditrust Corp.+ ..............       97,313          11,400
      1,000   Danielson Holding Corp.+ .......        5,050           6,375
     12,500   Doral Financial Corp. ..........      172,646         141,406
      9,000   East West Bancorp Inc. .........       99,125          99,563
      4,000   Fidelity National Corp. ........       30,375          23,500
      8,000   First Cash Financial Services Inc.+    72,831          49,000
      3,700   First Mariner Bancorp Inc.+ ....       34,556          23,588
      3,100   Long Island Financial Corp. ....       34,350          33,325
      6,000   NMBT Corp. .....................      104,513         149,672
      7,000   Roslyn Bancorp Inc. ............      127,325         124,688
      6,452   State Bancorp Inc. .............      111,313          87,909
     11,600   Vail Banks Inc. ................      113,594         104,400
                                                -----------    ------------
                                                  1,237,741       1,083,433
                                                -----------    ------------
              FOOD AND BEVERAGE -- 3.3%
      2,000   Boston Beer Co. Inc., Cl. A+ ...       14,600          15,000
      7,000   Celestial Seasonings Inc.+ .....      122,578         240,625
      1,000   Genesee Corp., Cl. B ...........       25,813          21,000
      8,800   Horizon Organic Holding Corp.+ .      109,156          95,150
      4,500   ICH Corp.+ .....................       62,800          28,688
     15,500   Twinlab Corp.+ .................      132,621         110,438
                                                -----------    ------------
                                                    467,568         510,901
                                                -----------    ------------
              HEALTH CARE -- 2.9%
      6,000   America Service Group Inc.+ ....       84,438          90,000
     19,000   Hanger Orthopedic Group Inc.+ ..      201,413         100,938
      6,000   Matrix Pharmaceutical Inc.+ ....       23,313          61,125
      2,000   Nymox Pharmaceutical Corp.+ ....       19,069          11,250
     12,600   Span-America Medical
               Systems Inc. ...................      64,613          47,250
      6,000   Sterile Recoveries Inc.+ ........      42,187          29,250
      6,900   Young Innovations Inc.+ .........      91,113         104,363
                                                -----------    ------------
                                                    526,146         444,176
                                                -----------    ------------

    SHARES                                          COST           VALUE
    ------                                          ----           -----
              HOME FURNISHINGS -- 0.6%
     20,000   Carlyle Industries Inc.+ ........ $    20,350    $     15,313
      5,000   Mity-Lite Inc.+ .................      56,677          82,813
                                                -----------    ------------
                                                     77,027          98,126
                                                -----------    ------------
              HOTELS AND GAMING -- 1.3%
     12,000   Jackpot Enterprises Inc. ........     112,552         199,500
                                                -----------    ------------
              REAL ESTATE -- 1.9%
      2,000   Biloxi Marsh Lands Corp. ........      16,750          15,250
      2,500   Blue Ridge Real Estate Co.+ .....      28,650          22,813
      1,500   Bresler & Reiner Inc.+ ..........      43,725          41,250


    SHARES                                          COST           VALUE
    ------                                          ----           -----
         51   Case Pomeroy & Co. Inc., Cl. B .. $    64,525    $     48,705
      7,800   Gyrodyne Company of America Inc.+     140,463         163,800
                                                -----------    ------------
                                                    294,113         291,818
                                                -----------    ------------
              RETAIL -- 3.0%
     14,500   Barnett Inc.+ ...................     134,281         159,500
      1,413   Bozzuto's Inc.+ .................      56,430          49,808
      5,000   Lillian Vernon Corp. ............      77,750          47,500
      8,250   Schultz Sav-O Stores Inc. .......     129,138          87,656
      3,000   Star Struck Ltd.+ ...............      11,400           9,563
      7,800   Village Super Market Inc., Cl. A+     111,844         105,300
      5,000   Yogen Fruz World-Wide Inc., Cl. A+      6,746           5,816
                                                -----------    ------------
                                                    527,589         465,143
                                                -----------    ------------
              SPECIALTY CHEMICALS -- 2.4%
     14,000   Material Sciences Corp.+ ........     136,481         189,000
      5,600   Sybron Chemicals Inc.+ ..........      90,674          79,100
      8,000   Tetra Technologies Inc.+ ........      76,463         107,000
                                                -----------    ------------
                                                    303,618         375,100
                                                -----------    ------------
              TELECOMMUNICATIONS -- 7.6%
      4,000   Adelphia Business Solutions Inc.+      53,688         246,500
        500   Choice One Communications Inc.+ .      10,000          17,750
      3,900   Conestoga Enterprises Inc. ......      80,350          86,044
      3,375   CoreComm Ltd.+ ..................      16,935         148,500
      4,500   Electric Lightwave Inc., Cl. A+ .      67,750         107,438
      6,000   GST Telecommunications Inc.+ ....      83,163          36,750
         80   Horizon Telecom Inc.+ ...........       9,250           7,920
        240   Horizon Telecom Inc., Cl. B+ ....      27,750          23,760
        500   Lexcom Telephone Co. ............      20,000          21,000
      1,192   New Ulm Telecom Inc.+ ...........      38,740          35,760
      3,900   Shenandoah Telecommunications Co.      90,869         157,463
      9,000   Startec Global Communications Corp.+   75,685         189,000
      2,000   Viatel Inc.+ ....................      26,000         100,375
                                                -----------    ------------
                                                    600,180       1,178,260
                                                -----------    ------------
              TRANSPORTATION -- 0.4%
      8,000   International Shipholding Corp.+      108,100          64,000
                                                -----------    ------------
              WIRELESS COMMUNICATIONS -- 2.9%
      4,500   Leap Wireless International Inc.+      27,000         444,094
        200   Tritel Inc., Cl. A+ .............       3,600           7,650
                                                -----------    ------------
                                                     30,600         451,744
                                                -----------    ------------
              TOTAL COMMON STOCKS .............  12,146,845      13,996,869
                                                -----------    ------------
              U.S. GOVERNMENT OBLIGATIONS -- 9.3%
 $1,441,000   U.S. Treasury Bills, 5.35% to 5.93%++,
               due 04/06/00 to 06/15/00 ....... $ 1,436,330    $  1,436,359
                                                -----------    ------------
              TOTAL INVESTMENTS -- 99.6% ...... $13,583,175      15,433,228
                                                ===========
              OTHER ASSETS AND
               LIABILITIES  (NET) -- 0.4% .....                      63,047
                                                               ------------
              NET ASSETS -- 100.0%
               (1,095,073 shares outstanding) .                $ 15,496,275
                                                               ============
    --------------------
              For Federal tax purposes:
               Aggregate cost .................                $ 13,583,175
                                                               ============
               Gross unrealized appreciation ..                $  3,382,303
               Gross unrealized depreciation ..                  (1,532,250)
                                                               ------------
               Net unrealized appreciation ....                $  1,850,053
                                                               ============
    +  Non-income producing security.
    ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000 (UNAUDITED)
=======================================================================================================================

                                         EQUITY      BALANCED    INTERMEDIATE   SMALLCAP       REALTY        MIGHTY
                                          FUND         FUND        BOND FUND   EQUITY FUND      FUND     MITES(SM) FUND
                                     ------------  ------------  ------------  -----------   ----------  --------------
ASSETS:
   Investments, at value
       (Cost $144,330,057, $136,645,884,
       $6,084,786, $27,135,614,
       $1,669,524 and $13,583,175,
       respectively) ..............  $174,298,070  $149,046,445    $5,885,773  $31,630,097   $1,544,015   $15,433,228
   Cash ...........................     2,212,995            --        54,632    1,112,215       65,450         1,471
   Dividends and interest receivable      151,137       978,389       101,034        7,882       12,159        15,803
   Receivable for Fund shares sold        730,672        34,326            --       23,500           --        58,966
   Receivable for investments sold             --            --            --    1,145,537           --            --
   Receivable from advisor ........            --            --         1,668          --         2,466            --
   Deferred organizational expense             --            --            --        5,064        4,417        29,545
                                     ------------  ------------    ----------  -----------   ----------   -----------
   TOTAL ASSETS ...................   177,392,874   150,059,160     6,043,107   33,924,295    1,628,507    15,539,013
                                     ------------  ------------    ----------  -----------   ----------   -----------
LIABILITIES:
   Dividends payable ..............            --            --        25,532           --           --            --
   Payable for Fund shares redeemed        41,168         4,260            --           --           --            --
   Payable for investments purchased      232,383       212,932            --      319,564       15,441            --
   Payable for investment advisory fees   138,411        92,852            --       35,771           --        16,891
   Payable for distribution fees ..        35,034        32,800         1,253        7,668          325         3,274
   Payable to custodian ...........            --     1,216,661           800           --        2,200         8,000
   Other accrued expenses .........        62,369        33,834        12,697       13,764        8,864        14,573
                                     ------------  ------------    ----------  -----------   ----------   -----------
   TOTAL LIABILITIES ..............       509,365     1,593,339        40,282      376,767       26,830        42,738
                                     ------------  ------------    ----------  -----------   ----------   -----------
   NET ASSETS .....................  $176,883,509  $148,465,821    $6,002,825  $33,547,528   $1,601,677   $15,496,275
                                     ============  ============    ==========  ===========   ==========   ===========
NET ASSETS CONSIST OF:
   Share of beneficial interest,
      at par value ................  $     16,650  $     12,362    $      602  $     1,481   $      205   $     1,095
   Additional paid-in capital .....   128,499,936   126,988,009     6,657,024   21,185,904    2,130,733    12,368,050
   Accumulated (distributions
      in excess of)
      net investment income .......        34,846        (6,362)           --     (197,470)      (2,067)        1,257
   Accumulated (distributions
      in excess of) net realized
      gain on investments .........    18,364,064     9,071,251      (455,788)   8,063,130     (401,685)    1,275,820
   Net unrealized appreciation
      (depreciation)
      on investments ..............    29,968,013    12,400,561      (199,013)   4,494,483     (125,509)    1,850,053
                                     ------------  ------------    ----------  -----------   ----------   -----------
   TOTAL NET ASSETS ...............  $176,883,509  $148,465,821    $6,002,825  $33,547,528   $1,601,677   $15,496,275
                                     ============  ============    ==========  ===========   ==========   ===========
SHARES OF BENEFICIAL INTEREST:
   RETAIL CLASS (CLASS AAA):
   Shares of beneficial interest
      outstanding ($0.001 par value)   16,456,111    11,629,465       602,201    1,481,143      205,077     1,095,073
                                     ============  ============    ==========  ===========   ==========   ===========
   NET ASSET VALUE, offering and
      redemption price per share ..        $10.62        $12.01         $9.97       $22.65        $7.81        $14.15
                                           ======        ======         =====       ======        =====        ======
   SERVICE CLASS (CLASS A):
   Shares of beneficial interest
      outstanding ($0.001 par value)      194,154       732,315
                                          =======       =======
   NET ASSET VALUE, offering and redemption
      price per share .............        $10.61        $11.98
                                           ======        ======
   Maximum sales charge ...........          4.00%         4.00%
                                           ======        ======
   Maximum offering  price per share
      (NAV / 0.96, based on maximum
      sales charge of 4.00% of the
      offering price at March 31, 2000)    $11.05        $12.48
                                           ======        ======

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)
=======================================================================================================================

                                         EQUITY      BALANCED    INTERMEDIATE   SMALLCAP       REALTY        MIGHTY
                                          FUND         FUND        BOND FUND   EQUITY FUND      FUND     MITES(SM) FUND
                                     ------------  ------------  ------------  -----------   ----------  --------------
INVESTMENT INCOME:
   Dividends ......................   $ 1,238,747  $   777,846          --     $   14,583     $53,519     $   80,305
   Interest .......................            --    1,949,705    $182,315             --          --         43,505
                                      -----------  -----------    --------     ----------     -------     ----------
   TOTAL INVESTMENT INCOME ........     1,238,747    2,727,551     182,315         14,583      53,519        123,810
                                      -----------  -----------    --------     ----------     -------     ----------
EXPENSES:
   Investment advisory fees .......       817,487      609,799      18,012        141,843       8,067         66,137
   Distribution fees -- Retail Class      201,643      191,876       7,505         35,461       2,017         16,239
   Distribution fees -- Service Class       5,457       22,780          --             --          --             --
   Legal and audit fees ...........        10,717       11,235       9,319          8,090       4,835          6,426
   Custodian fees .................        45,904       42,986       3,967         20,311       4,470         13,217
   Shareholder services fees ......        87,591       49,675       5,398          8,666       1,999         11,306
   Registration fees ..............        16,430       13,579       7,000          8,500       5,000          9,250
   Shareholder report expenses ....         3,875        2,692         346          1,606         536          2,714
   Organizational expenses ........            --           --          --          1,261         886          4,765
   Miscellaneous expenses .........         8,304        6,479       3,867          4,319       2,177          3,808
                                      -----------  -----------    --------     ----------     -------     ----------
   TOTAL EXPENSES .................     1,197,408      951,101      55,414        230,057      29,987        133,862
                                      -----------  -----------    --------     ----------     -------     ----------
   LESS:
      Expense reimbursements ......            --           --     (23,869)        (6,504)    (16,264)       (36,276)
      Custodian fee credits .......       (13,360)     (13,393)     (1,486)       (11,500)     (1,613)          (166)
                                      -----------  -----------    --------     ----------     -------     ----------
   TOTAL NET EXPENSES .............     1,184,048      937,708      30,059        212,053      12,110         97,420
                                      -----------  -----------    --------     ----------     -------     ----------
   NET INVESTMENT INCOME (LOSS) ...        54,699    1,789,843     152,256       (197,470)     41,409         26,390
                                      -----------  -----------    --------     ----------     -------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) on
       investments ................    21,523,424   10,769,932     (83,786)     8,439,627    (177,346)     1,472,758
   Net change in unrealized
      appreciation (depreciation)
      on investments ..............      (144,544)     327,871      66,505       (824,289)    211,605      1,218,300
                                      -----------  -----------    --------     ----------     -------     ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS ..    21,378,880   11,097,803     (17,281)     7,615,338      34,259      2,691,058
                                      -----------  -----------    --------     ----------     -------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ......   $21,433,579  $12,887,646    $134,975     $7,417,868     $75,668     $2,717,448
                                      ===========  ===========    ========     ==========     =======     ==========


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS
==============================================================================================================
                                                        EQUITY FUND                       BALANCED FUND
                                                       -----------                       -------------
                                                FOR THE SIX     FOR THE            FOR THE SIX      FOR THE
                                               MONTHS ENDED    YEAR ENDED          MONTHS ENDED    YEAR ENDED
                                              MARCH 31, 2000  SEPTEMBER 30,       MARCH 31, 2000  SEPTEMBER 30,
                                                (UNAUDITED)       1999              (UNAUDITED)       1999
                                              --------------  ------------        --------------  ------------
OPERATIONS:
   Net investment income ...................  $     54,699    $    731,661        $  1,789,843    $  3,404,673
   Net realized gain on investment
      transactions .........................    21,523,424      15,111,162          10,769,932      10,229,060
   Net change in unrealized appreciation
      (depreciation) on investments ........      (144,544)     18,690,261             327,871       3,959,648
                                              ------------    ------------        ------------    ------------
   Net increase in net assets
      resulting from operations ............    21,433,579      34,533,084          12,887,646      17,593,381
                                              ------------    ------------        ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Retail Class .........................      (324,841)     (1,202,243)         (1,730,955)     (3,227,275)
      Service Class ........................           --           (6,778)            (94,047)       (192,481)
                                              ------------    ------------        ------------    ------------
                                                  (324,841)     (1,209,021)         (1,825,002)     (3,419,756)
                                              ------------    ------------        ------------    ------------
   Net realized gain on investment transactions
      Retail Class .........................   (17,441,544)     (4,421,909)        (10,466,472)     (1,447,392)
      Service Class ........................      (240,928)        (55,551)           (609,682)       (121,230)
                                              ------------    ------------        ------------    ------------
                                               (17,682,472)     (4,477,460)        (11,076,154)     (1,568,622)
                                              ------------    ------------        ------------    ------------
   Total distributions to shareholders .....   (18,007,313)     (5,686,481)        (12,901,156)     (4,988,378)
                                              ------------    ------------        ------------    ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Retail Class .........................    37,723,108      47,329,910          17,580,010      68,922,349
      Service Class ........................       102,800         419,120             114,538       1,028,954
                                              ------------    ------------        ------------    ------------
                                                37,825,908      47,749,030          17,694,548      69,951,303
                                              ------------    ------------        ------------    ------------
   Proceeds from reinvestment of dividends
      Retail Class .........................    17,107,065       5,409,705          11,800,701       4,487,667
      Service Class ........................       235,889          60,421             572,357         253,939
                                              ------------    ------------        ------------    ------------
                                                17,342,954       5,470,126          12,373,058       4,741,606
                                              ------------    ------------        ------------    ------------
   Cost of shares redeemed
      Retail Class .........................   (38,433,638)   (101,553,974)        (49,998,389)    (52,811,686)
      Service Class ........................      (536,204)     (1,112,809)         (1,315,903)     (7,566,829)
                                              ------------    ------------        ------------    ------------
                                               (38,969,842)   (102,666,783)        (51,314,292)    (60,378,515)
                                              ------------    ------------        ------------    ------------
   Net increase (decrease) in net assets
      from shares of beneficial
      interest transactions ................    16,199,020     (49,447,627)        (21,246,686)     14,314,394
                                              ------------    ------------        ------------    ------------
   Net increase (decrease) in net assets ...    19,625,286     (20,601,024)        (21,260,196)     26,919,397

NET ASSETS:
   Beginning of period .....................   157,258,223     177,859,247         169,726,017     142,806,620
                                              ------------    ------------        ------------    ------------
   End of period ...........................  $176,883,509    $157,258,223        $148,465,821    $169,726,017
                                              ============    ============        ============    ============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
==============================================================================================================================

                                                   INTERMEDIATE BOND FUND                      SMALLCAP EQUITY FUND
                                                   ----------------------                      --------------------
                                           FOR THE SIX MONTHS         FOR THE          FOR THE SIX MONTHS        FOR THE
                                          ENDED MARCH 31, 2000       YEAR ENDED       ENDED MARCH 31, 2000      YEAR ENDED
                                               (UNAUDITED)       SEPTEMBER 30, 1999        (UNAUDITED)      SEPTEMBER 30, 1999
                                          --------------------   ------------------   --------------------  ------------------

OPERATIONS:
   Net investment income (loss) ............  $    152,256        $     343,959           $    (197,470)       $    (140,696)
   Net realized gain (loss) on investment
      transactions .........................       (83,786)             (12,165)              8,439,627              913,091
   Net change in unrealized appreciation
      (depreciation) on investments ........        66,505             (504,721)               (824,289)           6,427,992
                                              ------------        -------------           -------------        -------------
   Net increase (decrease) in net assets
      resulting from operations ............       134,975             (172,927)              7,417,868            7,200,387
                                              ------------        -------------           -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...................      (152,256)            (344,010)                     --                   --
   Net realized gain on investment transactions         --                   --              (1,022,838)                  --
                                              ------------        -------------           -------------        -------------
   Total distributions to shareholders .....      (152,256)            (344,010)             (1,022,838)                  --
                                              ------------        -------------           -------------        -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued .............       530,064            2,272,144              14,889,299            8,535,699
   Proceeds from reinvestment of dividends .       104,407              298,379               1,013,812                   --
   Cost of shares redeemed .................      (828,333)          (3,457,546)             (9,111,680)          (7,068,548)
                                              ------------        -------------           -------------        -------------
   Net increase (decrease) in net assets from
      shares of beneficial interest transactions  (193,862)            (887,023)              6,791,431            1,467,151
                                              ------------        -------------           -------------        -------------
   Net increase (decrease) in net assets ...      (211,143)          (1,403,960)             13,186,461            8,667,538
NET ASSETS:
   Beginning of period .....................     6,213,968            7,617,928              20,361,067           11,693,529
                                              ------------        -------------           -------------        -------------
   End of period ...........................  $  6,002,825        $   6,213,968           $  33,547,528        $  20,361,067
                                              ============        =============           =============        =============

                                                        REALTY FUND                            MIGHTY MITES(SM) FUND
                                                        -----------                            ---------------------
                                           FOR THE SIX MONTHS         FOR THE          FOR THE SIX MONTHS        FOR THE
                                          ENDED MARCH 31, 2000       YEAR ENDED       ENDED MARCH 31, 2000      YEAR ENDED
                                               (UNAUDITED)       SEPTEMBER 30, 1999        (UNAUDITED)      SEPTEMBER 30, 1999
                                          --------------------   ------------------   --------------------  ------------------
OPERATIONS:
   Net investment income ...................  $     41,409        $      83,135         $      26,390          $      72,301
   Net realized gain (loss) on investment
      transactions .........................      (177,346)            (205,910)            1,472,758              1,169,303
   Net change in unrealized appreciation
      on investments .......................       211,605                8,039             1,218,300                891,554
                                              ------------        -------------         -------------          -------------
   Net increase (decrease) in net assets
      resulting from operations ............        75,668             (114,736)            2,717,448              2,133,158
                                              ------------        -------------         -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...................       (43,476)             (71,254)              (85,390)               (46,367)
   In excess of net investment income                   --              (13,527)                   --                     --
   Net realized gain on investment transactions         --                   --            (1,366,241)                  (955)
                                              ------------        -------------         -------------          -------------
   Total distributions to shareholders .....       (43,476)             (84,781)           (1,451,631)               (47,322)
                                              ------------        -------------         -------------          -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued .............       831,037              725,155             8,044,491             25,153,091
   Proceeds from reinvestment of dividends .        29,568               55,657             1,430,533                 46,437
   Cost of shares redeemed .................    (1,074,981)            (612,166)           (5,449,940)           (21,918,377)
                                              ------------        -------------         -------------          -------------
   Net increase (decrease) in net assets
      from shares of beneficial interest
      transactions .........................      (214,376)             168,646             4,025,084              3,281,151
                                              ------------        -------------         -------------          -------------
   Net increase (decrease) in net assets ...      (182,184)             (30,871)            5,290,901              5,366,987
NET ASSETS:
   Beginning of period .....................     1,783,861            1,814,732            10,205,374              4,838,387
                                              ------------        -------------         -------------          -------------
   End of period ...........................  $  1,601,677        $   1,783,861         $  15,496,275          $  10,205,374
                                              ============        =============         =============          =============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The Gabelli Westwood Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund (collectively, the "Funds"), each with four classes of shares known as the Class AAA Shares (formerly the "Retail Class"), Class A Shares (formerly the "Service Class"), Class B Shares and Class C Shares. Effective March 31, 2000, the Funds had no Class A, Class B or Class C Shares outstanding, with the exception of Equity Fund Class A Shares and Balanced Fund Class A Shares. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expense incurred in the distribution and marketing of such shares are different for each class. The Gabelli Westwood Cash Management Fund has not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded on foreign exchanges are valued at the last sale price on that exchange as of the close of business on the day the securities are being valued (if there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day, except for open short positions, which are issued at the last asked price). All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Advisers, LLC (the "Adviser"). Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Trustees. Debt instruments having a maturity greater than 60 days are valued at the highest bid price obtained from a dealer maintaining an active market in those securities.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which are known to be a return of capital are recorded as a reduction to the cost of the individual REIT.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually for the Equity Fund, SmallCap Equity Fund and Mighty Mites Fund, and quarterly for the Balanced Fund and Realty Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

CONCENTRATION RISK. The Realty Fund invests a substantial portion of its assets in REITS, therefore it may be more affected by economic developments in the real estate industry than would a general equity fund.

3. INVESTMENT ADVISORY AGREEMENTS. On July 27, 1994, Westwood Management Corp. ("Westwood") entered into an agreement with Gabelli Funds, LLC to form a new limited liability company, Teton Advisers LLC ("Teton"). On October 6, 1994, Teton entered into a sub-advisory agreement with Westwood (the "Sub-Adviser"). The terms of the sub-advisory agreement state that Westwood would continue to manage the assets of the Funds. Teton became the investment adviser to the Funds and is responsible for overseeing Westwood's activities. On November 7, 1997, the members of Teton approved a change in name to Gabelli Advisers LLC. Additionally, on November 18, 1997, the Board of Trustees approved a change in name of The Westwood Funds to The Gabelli Westwood Funds to reflect the more closely aligned relationship with the Gabelli family of funds. As of March 2, 1998, Gabelli Advisers LLC converted to a "C" corporation and is now known as Gabelli Advisers, Inc. (the "Adviser").

The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of each Fund's average daily net assets. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2000. For the six months ended March 31, 2000, the Adviser was entitled to fees of $817,487; $141,843; $8,067; $66,137; $609,799 and $18,012 for the Equity,
SmallCap Equity, Realty, Mighty Mites, Balanced and Intermediate Bond Funds, respectively. For the six months ended March 31, 2000, the Adviser reimbursed expenses in the amount of $23,869; $6,504; $16,264 and $36,276, respectively.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The Funds, with the exception of the Mighty Mites Fund, have also entered into a sub-advisory agreement with the Sub-Adviser whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an aggregate basis for the Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the six months ended March 31, 2000, the Adviser paid to the Sub-Adviser fees of $235,816; $39,805; $2,271; $157,305 and $4,143 for the Equity, SmallCap Equity,
Realty, Balanced and Intermediate Bond Funds, respectively.

4.   DISTRIBUTION   PLAN.  The  Funds  have  adopted  an  amended  and  restated
distribution  plan  (the  "Plan")  pursuant  to Rule  12b-1  under the 1940 Act.
Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of Gabelli Asset Management Inc., serves as distributor of the Funds. The Plan authorizes payment by the Funds to Gabelli & Company in connection with the distribution of its Retail Class shares at an annual rate of 0.25% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the six months ended March 31, 2000, the Funds incurred distribution expenses in the amounts of $201,643; $191,876; $7,505; $35,461; $2,017 and $16,239 for the Retail Class of the Equity, Balanced, Intermediate Bond, SmallCap Equity, Realty and Mighty Mites Funds, respectively.

Under the Plan for the Service Class, each of the Equity and Balanced Funds authorize payment to Gabelli & Company in connection with the distribution of its Service Class shares at an annual rate of 0.50% of the average daily net assets of those funds each fiscal year. Such payments are accrued daily and paid monthly. For the six months ended March 31, 2000, the Funds incurred distribution expenses in the amounts of $5,457 for the Equity Fund and $22,780 for the Balanced Fund.

5. ORGANIZATIONAL EXPENSES. The organizational expenses of the Funds are being amortized on a straight-line basis over a period of 60 months from the commencement of the respective Funds' investment operations.

6. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended March 31, 2000, other than short term securities, are as follows:
                                     PURCHASES               SALES
                                -------------------     ---------------
 Equity Fund ......................  $69,769,050          $72,680,614
 Balanced Fund ....................   46,223,158           74,753,173
 Intermediate Bond Fund ...........    1,706,981            1,346,160
 SmallCap Equity Fund .............   31,425,255           26,638,370
 Realty Fund ......................      496,470              733,739
 Mighty Mites Fund ................    6,101,114            3,526,012

7. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2000, the Mighty Mites Fund paid brokerage commissions of $902 to Gabelli and Company and its affiliates.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

8. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:


                                              EQUITY FUND                    BALANCED FUND              INTERMEDIATE BOND FUND
                                    ------------------------------  ------------------------------  ------------------------------
                                    SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                       MARCH 31,      SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,
                                         2000            1999            2000            1999            2000            1999
                                    ----------------  ------------  ----------------  ------------  ----------------  ------------
RETAIL CLASS
Shares sold ..........................  3,663,798       4,629,734      1,489,609        5,762,724         53,869          217,090
Shares issued upon
   reinvestment of dividends .........  1,736,757         552,034      1,030,796          375,455         10,610           28,905
Shares redeemed ...................... (3,760,174)     (9,884,292)    (4,278,929)      (4,424,361)       (84,048)        (333,664)
                                       ----------      ----------     ----------       ----------      ---------       ----------
   Net increase (decrease) in
      Retail Class shares ............  1,640,381      (4,702,524)    (1,758,524)       1,713,818        (19,569)          87,669
                                       ==========      ==========     ==========       ==========      =========       ==========
SERVICE CLASS
Shares sold ..........................      9,905          41,215          9,912           86,912            N/A              N/A
Shares issued upon reinvestment
   of dividends ......................     23,972           6,159         50,168           21,391            N/A              N/A
Shares redeemed ......................    (52,108)       (110,209)      (112,277)        (655,052)           N/A              N/A
                                       ----------      ----------     ----------       ----------      ---------       ----------
   Net decrease in Service Class shares   (18,231)        (62,835)       (52,197)        (546,749)           N/A              N/A
                                       ==========      ==========     ==========       ==========      =========       ==========


                                           SMALLCAP EQUITY                   REALTY FUND                  MIGHTY MITES(SM) FUND
                                    ------------------------------  ------------------------------  ------------------------------
                                    SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                       MARCH 31,      SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,
                                         2000            1999            2000            1999            2000            1999
                                    ----------------  ------------  ----------------  ------------  ----------------  ------------
RETAIL CLASS
Shares sold .........................     705,772        559,530         110,664           88,324        589,138        2,294,614
Shares issued upon reinvestment
   of dividends .....................      51,436             --           3,938            6,914        111,673            4,333
Shares redeemed .....................    (421,729)      (459,943)       (143,899)         (76,095)      (396,258)      (2,007,020)
                                       ----------     ----------      ----------       ----------      ---------       ----------
   Net increase (decrease) in
      Retail Class shares ...........     335,479         99,587         (29,297)          19,143        304,553          291,927
                                       ==========     ==========      ==========       ==========      =========       ==========



9. FEDERAL INCOME TAX INFORMATION. The Intermediate Bond Fund and Realty Fund have capital loss carryforwards for Federal income tax purposes of $261,089 and $33,537, respectively, available through September 2003 and September 2007, respectively. These loss carryforwards are available to reduce future distributions of net capital gains to shareholders.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Intermediate Bond Fund and Realty Fund incurred losses of $83,873 and $188,410, respectively, after October 31, 1999. Such losses will be treated, for tax purposes, as arising on October 1, 2000.

10. NEW SHARE CLASSES. On November 16, 1999, the Board of Trustees of the Funds approved an amended and restated Rule 18f-3 Multi-Class Plan relating to the creation of two additional classes of shares of the Funds--Class B Shares and Class C Shares (the "New Share Classes"). The existing Retail Class was redesignated as Class AAA, while the existing Service Class was redesignated as Class A. In addition, the Board also approved an Amended andRestated Distribution Agreement, Rule 12b-1 plan for each of the New Share Classes and an Amended and Restated Plan of Distribution for the existing classes of shares (Class AAA Shares and Class A Shares). The Class B and Class C Shares are currently not being offered to the public.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
===============================================================================================================================
Selected data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE
                                                      SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2000      ----------------------------------------------------
                                                         (UNAUDITED)            1999               1998              1997
                                                      ------------------   ---------------    --------------   ----------------
EQUITY FUND                                           RETAIL     SERVICE   RETAIL  SERVICE    RETAIL SERVICE   RETAIL   SERVICE
OPERATING PERFORMANCE:                                 CLASS      CLASS     CLASS   CLASS      CLASS  CLASS     CLASS    CLASS
                                                      ------     -------   ------  -------    ------ -------   ------   -------
   Net asset value, beginning
      of period ...................................   $10.46     $10.46    $ 8.99  $ 8.97     $9.57   $9.57     $7.68    $7.69
                                                      ------     ------    ------  ------     -----   -----     -----    -----
   Net investment income (loss) ...................     0.01      (0.01)     0.04    0.02      0.07    0.08      0.07     0.06
   Net realized and unrealized gain (loss)
      on investments ..............................     1.34       1.33      1.72    1.73     (0.22)  (0.25)     2.72     2.71
                                                      ------     ------    ------  ------     -----   -----     -----    -----
   Total from investment operations ...............     1.35       1.32      1.76    1.75     (0.15)  (0.17)     2.79     2.77
                                                      ------     ------    ------  ------     -----   -----     -----    -----
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..........................    (0.02)        --     (0.06)  (0.03)    (0.06)  (0.06)    (0.07)   (0.06)
   Net realized gain on investments ...............    (1.17)     (1.17)    (0.23)  (0.23)    (0.37)  (0.37)    (0.83)   (0.83)
                                                      ------     ------    ------  ------     -----   -----     -----    -----
   Total distributions ............................    (1.19)     (1.17)    (0.29)  (0.26)    (0.43)  (0.43)    (0.90)   (0.89)
                                                      ------     ------    ------  ------     -----   -----     -----    -----
   NET ASSET VALUE, END OF PERIOD .................   $10.62     $10.61    $10.46  $10.46     $8.99   $8.97     $9.57    $9.57
                                                      ======     ======    ======  ======     =====   =====     =====    =====
   Total return + .................................    13.9%      13.7%     19.8%   19.5%    (1.4)%  (1.8)%     39.6%    39.3%
                                                      ======     ======    ======  ======     =====   =====     =====    =====
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ........... $174,823     $2,061  $155,036  $2,222  $175,391  $2,468  $128,697   $3,338
   Ratio of net investment income (loss) to
      average net assets ..........................    0.07%(d) (0.18)%(d)  0.38%   0.13%     0.73%   0.46%     1.11%    0.85%
   Expenses net of waivers/
      reimbursements (a) ..........................    1.47%(d)   1.72%(d)  1.49%    1.74%    1.47%   1.72%     1.53%    1.78%
   Expenses before waivers/
      reimbursements (c) ..........................    1.47%(d)   1.72%(d)  1.49%   1.74%     1.47%   1.72%     1.59%(c) 1.84%(c)
   Portfolio turnover rate ........................      43%        43%       67%     67%       77%     77%       61%      61%




                                                             YEAR ENDED SEPTEMBER 30,
                                                        ---------------------------------
                                                             1996              1995
                                                        ---------------  ----------------
EQUITY FUND                                             RETAIL  SERVICE  RETAIL   SERVICE
OPERATING PERFORMANCE:                                   CLASS  CLASS     CLASS    CLASS
                                                        ------  -------  ------   -------
   Net asset value, beginning
      of period ...................................     $6.59    $6.57    $5.50    $5.48
                                                        -----    -----    -----    -----
   Net investment income (loss) ...................      0.08     0.06     0.04     0.04
   Net realized and unrealized gain (loss)
      on investments ..............................      1.59     1.58     1.31     1.29
                                                        -----    -----    -----    -----
   Total from investment operations ...............      1.67     1.64     1.35     1.33
                                                        -----    -----    -----    -----
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..........................     (0.06)      --    (0.06)   (0.04)
   Net realized gain on investments ...............     (0.52)   (0.52)   (0.20)   (0.20)
                                                        -----    -----    -----    -----
   Total distributions ............................     (0.58)   (0.52)   (0.26)   (0.24)
                                                        -----    -----    -----    -----
   NET ASSET VALUE, END OF PERIOD .................     $7.68    $7.69    $6.59    $6.57
                                                        =====    =====    =====    =====
   Total return + .................................     26.9%    26.3%    25.9%    25.5%
                                                        =====    =====    =====    =====
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ...........   $29,342   $1,221  $14,903      $68
   Ratio of net investment income (loss) to
      average net assets ..........................     1.16%    0.92%    0.77%    0.64%
   Expenses net of waivers/
      reimbursements (a) ..........................     1.50%    1.74%    1.61%    1.85%
   Expenses before waivers/
      reimbursements (c) ..........................     1.95%(c) 2.19%(c) 2.29%(c) 2.63%(c)
   Portfolio turnover rate ........................      106%     106%     107%     107%
========================================================================================

                                                           FOR THE
                                                      SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2000      ----------------------------------------------------
                                                         (UNAUDITED)            1999               1998              1997
                                                      ------------------   ---------------    --------------   ----------------
BALANCED FUND                                         RETAIL     SERVICE   RETAIL  SERVICE    RETAIL SERVICE   RETAIL   SERVICE
OPERATING PERFORMANCE:                                 CLASS      CLASS     CLASS   CLASS      CLASS  CLASS     CLASS    CLASS
                                                      ------     -------   ------  -------    ------ -------   ------   -------
   Net asset value, beginning of period ...........   $11.98     $11.95    $10.98  $10.96    $11.49  $11.46    $ 9.71   $ 9.69
                                                      ------     ------    ------  ------    ------  ------    ------   ------
   Net investment income ..........................     0.13       0.12      0.25    0.22      0.26    0.26      0.25     0.24
   Net realized and unrealized gain
      on investments ..............................     0.85       0.85      1.12    1.11      0.05    0.02      2.36     2.33
                                                      ------     ------    ------  ------    ------  ------    ------   ------
   Total from investment operations ...............     0.98       0.97      1.37    1.33      0.31    0.28      2.61     2.57
                                                      ------     ------    ------  ------    ------  ------    ------   ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..........................    (0.14)     (0.13)    (0.25)  (0.22)    (0.26)  (0.22)    (0.25)   (0.22)
   Net realized gain on investments ...............    (0.81)     (0.81)    (0.12)  (0.12)    (0.56)  (0.56)    (0.58)   (0.58)
                                                      ------     ------    ------  ------    ------  ------    ------   ------
   Total distributions ............................    (0.95)     (0.94)    (0.37)  (0.34)    (0.82)  (0.78)    (0.83)   (0.80)
                                                      ------     ------    ------  ------    ------  ------    ------   ------
   NET ASSET VALUE, END OF PERIOD .................   $12.01     $11.98    $11.98  $11.95    $10.98  $10.96    $11.49   $11.46
                                                      ======     ======    ======  ======    ======  ======    ======   ======
   Total return + .................................     8.6%       8.5%     12.6%   12.2%      2.8%    2.6%     28.3%    28.0%
                                                      ======     ======    ======  ======    ======  ======    ======   ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ........... $139,695     $8,771  $160,352  $9,374  $128,222 $14,585   $67,034  $14,444
   Ratio of net investment income to
      average net assets ..........................    2.22%(d)   1.97%(d)   2.06%  1.81%     2.37%   2.16%     2.60%    2.37%
   Expenses net of waivers/
      reimbursements (b) ..........................    1.16%(d)   1.41%(d)   1.20%  1.45%     1.20%   1.45%     1.28%    1.53%
   Expenses before waivers/
      reimbursements (c) ..........................    1.16%(d)   1.41%(d)   1.20%  1.45%     1.20%   1.45%     1.36%    1.61%
   Portfolio turnover rate ........................      29%         29%      86%     86%       77%     77%      110%     110%




                                                              YEAR ENDED SEPTEMBER 30,
                                                         ---------------------------------
                                                              1996              1995
                                                         ---------------  ----------------
BALANCED FUND                                            RETAIL  SERVICE  RETAIL   SERVICE
OPERATING PERFORMANCE:                                    CLASS  CLASS     CLASS    CLASS
                                                         ------  -------  ------   -------
   Net asset value, beginning of period ...........      $8.47    $8.45    $7.12    $7.10
                                                         -----    -----    -----    -----
   Net investment income ..........................       0.22     0.20     0.19     0.17
   Net realized and unrealized gain
      on investments ..............................       1.37     1.37     1.35     1.35
                                                         -----    -----    -----    -----
   Total from investment operations ...............       1.59     1.57     1.54     1.52
                                                         -----    -----    -----    -----
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..........................      (0.22)   (0.20)   (0.19)   (0.17)
   Net realized gain on investments ...............      (0.13)   (0.13)      --       --
                                                         -----    -----    -----    -----
   Total distributions ............................      (0.35)   (0.33)   (0.19)   (0.17)
                                                         -----    -----    -----    -----
   NET ASSET VALUE, END OF PERIOD .................      $9.71    $9.69    $8.47    $8.45
                                                         =====    =====    =====    =====
   Total return + .................................      19.1%    18.9%    22.0%    21.7%
                                                         =====    =====    =====    =====
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ...........    $23,158  $11,216   $6,912   $7,212
   Ratio of net investment income to
      average net assets ..........................      2.62%    2.34%    2.47%    2.26%
   Expenses net of waivers/
      reimbursements (b) ..........................      1.32%    1.57%    1.35%    1.62%
   Expenses before waivers/
      reimbursements (c) ..........................      1.71%    1.96%    1.86%    2.24%
   Portfolio turnover rate ........................       111%     111%     133%     133%

================================================================================
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.45% (Retail Class) and 1.70% (Service Class) for the six months ended March 31, 2000, 1.44% (Retail Class) and 1.69% (Service Class) for 1999, 1.45% (Retail Class) and 1.70% (Service Class) for 1998, 1.50% (Retail Class) and 1.75% (Service Class) for 1997, 1.44% (Retail Class) and 1.68% (Service Class) for 1996 and 1.50% (Retail Class) and 1.72% (Service Class) for 1995.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.14% (Retail Class) and 1.39% (Service Class) for the six months ended March 31, 2000, 1.15% (Retail Class) and 1.40% (Service Class) for 1999, 1.17% (Retail Class) and 1.42% (Service Class) for 1998, 1.25% (Retail Class) and 1.50% (Service Class) for 1997, 1.24% (Retail Class) and 1.49% (Service Class) for 1996 and 1.25% (Retail Class) and 1.50% (Service Class) for 1995.
(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) Annualized.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
===========================================================================================================================
Selected data for a share of beneficial interest outstanding throughout each period:
                                        FOR THE
                                   SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                    MARCH 31, 2000   ----------------------------------------------------------------------
                                      (UNAUDITED)      1999         1998         1997         1996             1995
                                   ----------------  -------      --------     -------      -------     -------------------
                                                                                                        RETAIL     SERVICE
INTERMEDIATE BOND FUND                                                RETAIL CLASS                       CLASS    CLASS (C)
                                   ----------------------------------------------------------------------------------------
OPERATING PERFORMANCE:
   Net asset value, beginning
       of period ......................  $9.99        $10.74       $10.29       $9.88        $9.98       $9.48      $9.48
                                         -----        ------       ------       -----        -----       -----      -----
   Net investment income ..............   0.25          0.50         0.57        0.68         0.51        0.52       0.05
   Net realized and unrealized gain
      (loss) on investments ...........  (0.02)        (0.75)        0.45        0.41        (0.10)       0.50      (0.14)
                                         -----        ------       ------       -----        -----       -----      -----
   Total from investment operations ...   0.23         (0.25)        1.02        1.09         0.41        1.02      (0.09)
                                         -----        ------       ------       -----        -----       -----      -----
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..............  (0.25)        (0.50)       (0.57)      (0.68)       (0.51)      (0.52)     (0.05)
                                         -----        ------       ------       -----        -----       -----      -----
   Total distributions ................  (0.25)        (0.50)       (0.57)      (0.68)       (0.51)      (0.52)     (0.05)
                                         -----        ------       ------       -----        -----       -----      -----
   NET ASSET VALUE, END OF PERIOD .....  $9.97        $ 9.99       $10.74      $10.29        $9.88       $9.98      $9.34
                                         =====        ======       ======      ======        =====       =====      =====
   Total return + .....................   2.5%        (2.4)%        10.2%       11.4%         4.5%       11.1%     (1.0)%
                                         =====        ======       ======      ======        =====       =====      =====
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of
       period (in 000's) .............. $6,003        $6,214       $7,618      $5,912       $5,496      $4,729         $0
   Ratio of net investment income
       to average net assets ..........  5.07%(d)      4.82%        5.45%       6.71%        5.43%       5.38%      4.85%
   Expenses net of waivers/
      reimbursements (a) ..............  1.05%(d)      1.05%        1.08%       1.11%        1.09%       1.17%      1.45%
   Expenses before waivers/
      reimbursements (b) ..............  1.84%(d)      1.63%        2.08%       1.70%        2.46%       2.47%      4.07%
   Portfolio turnover rate ............    24%          108%         232%        628%         309%        165%        70%

================================================================================
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio would be 1.00% for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) On November 8, 1994, all shares of the Service Class were redeemed and there have been no further shares issued in this class since this date. Accordingly, the NAV per share at the end of the period represents the net asset value on November 8, 1994.
(d) Annualized.


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
=======================================================================================================================
Selected data for a share of beneficial interest outstanding throughout each period:

                                                               FOR THE              YEAR ENDED
                                                          SIX MONTHS ENDED         SEPTEMBER 30,          PERIOD ENDED
                                                           MARCH 31, 2000    -------------------------    SEPTEMBER 30,
SMALLCAP EQUITY FUND                                         (UNAUDITED)        1999           1998          1997(C)
                                                          ----------------   ----------     ----------    ------------
OPERATING PERFORMANCE:                                                             RETAIL CLASS
                                                          ------------------------------------------------------------
   Net asset value, beginning of period .....................  $17.77         $11.18          $14.48         $10.00
                                                               ------         ------          ------         ------
   Net investment income (loss) .............................   (0.13)         (0.12)          (0.09)          0.08
   Net realized and unrealized gain (loss) on investments ...    5.80           6.71           (2.39)          4.40
                                                               ------         ------          ------         ------
   Total from investment operations .........................    5.67           6.59           (2.48)          4.48
                                                               ------         ------          ------         ------
DISTRIBUTIONS TO SHAREHOLDERS:
   In excess of net investment income .......................      --             --           (0.08)            --
   Net realized gain on investments .........................   (0.79)            --           (0.60)            --
   In excess of net realized gain on investments ............      --             --           (0.14)            --
                                                               ------         ------          ------         ------
   Total distributions ......................................   (0.79)            --           (0.82)            --
                                                               ------         ------          ------         ------
   NET ASSET VALUE, END OF PERIOD ...........................  $22.65         $17.77          $11.18         $14.48
                                                               ======         ======          ======         ======
   Total return + ...........................................   32.6%          58.9%         (17.7)%          44.8%
                                                               ======         ======          ======         ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ..................... $33,548        $20,361         $11,694         $8,546
   Ratio of net investment income (loss) to average
      net assets ............................................ (1.39)%(d)     (0.88)%         (0.74)%          1.89%(d)
   Expenses net of waivers/reimbursements (a) ...............   1.58%(d)       1.62%           1.72%          1.89%(d)
   Expenses before waivers/reimbursements (b) ...............   1.63%(d)       1.72%           2.11%          2.45%(d)
   Portfolio turnover rate ..................................    101%           178%            200%           146%

================================================================================
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.50% for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Period from April 15, 1997 (inception date of fund) to September 30, 1997.
(d) Annualized.



                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
=========================================================================================================================
Selected data for a share of beneficial interest outstanding throughout each period:

                                                  REALTY FUND                          MIGHTY MITES(SM) FUND
                                 ----------------------------------------- ----------------------------------------------
                                      FOR THE            YEAR ENDED             FOR THE
                                 SIX MONTHS ENDED       SEPTEMBER 30,      SIX MONTHS ENDED   YEAR ENDED    PERIOD ENDED
                                  MARCH 31, 2000   -----------------------  MARCH 31, 2000   SEPTEMBER 30,  SEPTEMBER 30,
                                    (UNAUDITED)       1999        1998        (UNAUDITED)        1999          1998(D)
                                 ----------------  ----------  ----------- ----------------  -------------  -------------
OPERATING PERFORMANCE:                           RETAIL CLASS                                RETAIL CLASS
                                 ----------------------------------------- ----------------------------------------------
   Net asset value, beginning
     of period ......................  $7.61         $8.43        $10.00        $12.91          $ 9.70         $10.00
                                       -----         -----        ------        ------          ------         ------
   Net investment income (loss) .....   0.20          0.22          0.37          0.03            0.10           0.04
   Net realized and unrealized
     gain (loss) on investments .....   0.21         (0.81)        (1.37)         2.93            3.20          (0.34)
                                       -----         -----        ------        ------          ------         ------
   Total from investment operations .   0.41         (0.59)        (1.00)         2.96            3.30          (0.30)
                                       -----         -----        ------        ------          ------         ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ............  (0.21)        (0.23)        (0.33)        (0.10)          (0.09)            --
   In excess of net investment income     --            --            --            --              --             --
   Net realized gain on investments .     --            --            --         (1.62)             --             --
   In excess of net realized gain
     on investments .................     --            --         (0.24)           --              --             --
                                       -----         -----        ------        ------          ------         ------
   Total distributions ..............  (0.21)        (0.23)        (0.57)        (1.72)          (0.09)            --
                                       -----         -----        ------        ------          ------         ------
   NET ASSET VALUE, END OF PERIOD ...  $7.81         $7.61        $ 8.43        $14.15          $12.91         $ 9.70
                                       =====         =====        ======        ======          ======         ======
   Total return + ...................   5.6%        (5.7)%       (10.5)%         24.3%           34.2%         (3.0)%
                                       =====         =====        ======        ======          ======         ======
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of
     period (in 000's) .............. $1,602        $1,784        $1,815       $15,496         $10,205         $4,838
   Ratio of net investment
     income (loss)
     to average net assets ..........  5.13%(c)      4.32%         3.87%         0.41%(c)        0.94%          1.60%(c)
   Expenses net of waivers/
     reimbursements (a) .............  1.70%(c)      1.60%         1.70%         1.50%(c)        1.01%          2.05%(c)
   Expenses before waivers/
     reimbursements (b) .............  3.72%(c)      3.68%         3.95%         2.04%(c)        2.32%          4.50%(c)
   Portfolio turnover rate ..........    32%           55%          142%           31%             88%            18%

================================================================================
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.50% and 1.50%, respectively for the six months ended March 31, 2000. For the year ended September 30, 1999, Realty and Mighty Mites Funds would be 1.50% and 1.00%, respectively, and for the year ended September 30, 1998, for Realty and Mighty Mites would be 1.50% and 2.00%, respectively.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Annualized.
(d) Period from May 11, 1998 (inception date of fund) to September 30, 1998.

                           THE GABELLI WESTWOOD FUNDS
                           ==========================
                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                               MIGHTY MITES(SM) FUND
                                   (Unaudited)


                  GABELLI WESTWOOD FUNDS -- RETAIL CLASS SHARES
                  ---------------------------------------------
                  Average Annual Returns -- March 31, 2000 (a)


                                                   Life of        Inception
                         1 Year      5 Year         Fund            Date
                         --------------------------------------------------
Equity .................  18.22%      23.03%        15.45%        01/02/87
Balanced ...............  11.12       17.31         14.28         10/01/91
Intermediate Bond ......   1.25        6.56          6.15         10/01/91
SmallCap Equity ........  70.34          --         36.44         04/15/97
Realty .................   6.81          --         (4.49)        09/30/97
Mighty Mites(SM) .......  46.28          --         28.95         05/11/98


                  GABELLI WESTWOOD FUNDS -- SERVICE CLASS SHARES
                  ----------------------------------------------
                  Average Annual Returns -- March 31, 2000 (a)(b)


                                                   Life of        Inception
                         1 Year      5 Year         Fund            Date
                         --------------------------------------------------
Equity .................  13.18%      21.67%        18.18%        01/28/94
Balanced ...............   6.37       16.08         13.91         04/06/93


(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost.

(b) Includes the effect of the maximum 4.0% sales charge at the beginning of the period.

                           THE GABELLI WESTWOOD FUNDS
                           ==========================
                              One Corporate Center
                            Rye, New York 10580-1434
                        GENERAL AND ACCOUNT INFORMATION:
                         1-800-GABELLI [1-800-422-3554]
                               fax: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com


                               Board of Trustees

SUSAN M. BYRNE
PRESIDENT AND CHIEF
INVESTMENT OFFICER

KARL OTTO POHL
FORMER PRESIDENT
DEUTCHE BUNDESBANK

ANTHONY J. COLAVITA
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

JAMES P. CONN
FORMER CHIEF INVESTMENT OFFICER
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

WERNER J. ROEDER, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL


                                    Officers

SUSAN M. BYRNE
PRESIDENT AND CHIEF
INVESTMENT OFFICER

LYNDA J. CALKIN, CFA
VICE PRESIDENT

JAMES E. MCKEE
SECRETARY

BRUCE N. ALPERT
VICE PRESIDENT AND TREASURER

PATRICIA R. FRAZE
VICE PRESIDENT


                               INVESTMENT ADVISER
                             Gabelli Advisers, Inc.

                             INVESTMENT SUB-ADVISER
                         Westwood Management Corporation

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                              The Bank of New York

                                  LEGAL COUNSEL
                                Battle Fowler LLP

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP


--------------------------------------------------------------------------------
This report is submitted for the information of the shareholders of The Gabelli Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GABWWQ100SR